Dreyfus

Small Cap

Stock Index Fund

ANNUAL REPORT October 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            24   Statement of Assets and Liabilities

                            25   Statement of Operations

                            26   Statement of Changes in Net Assets

                            27   Financial Highlights

                            28   Notes to Financial Statements

                            32   Report of Independent Accountants

                            33   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus

                                                     Small Cap Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Small Cap Stock Index Fund, covering the 12-month period from November 1, 1999 through October 31, 2000. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Mark Sikorski.

The Russell 2000 Index, a broad measure of small-cap stock performance, rose more than 17% over the 12-month reporting period. Investor enthusiasm over technology stocks drove the market to new highs. Conversely, in the first nine months of 2000, the small-cap investment environment was marked by dramatic price fluctuations. Additionally, the moderating effects of the Federal Reserve Board's (the "Fed") interest-rate hikes during the first half of 2000 helped the Fed to achieve its goal of slowing the U.S. economy. Other factors such as higher energy prices and a weak euro also served to slow economic growth

In our view, the stock market's recent weakness is a reminder that 20% annual gains are not the norm, historically speaking. Since stocks provided returns well above their historical averages during the second half of the 1990s, some investors may have developed unrealistic expectations in equities. Recent volatility has reminded investors of both the risks of investing and the importance of fundamental research and investment selection.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a Dreyfus customer service representative, call us at 1-800-782-6620

Thank you for investing in Dreyfus Small Cap Stock Index Fund.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
November 15, 2000

2




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Mark Sikorski, Portfolio Managers

How did Dreyfus Small Cap Stock Index Fund perform relative to its benchmark?

For the 12-month period ended October 31, 2000, Dreyfus Small Cap Stock Index Fund produced a total return of 24.64%.(1) The Standard & Poor's Small Cap 600 Index (" S& P 600 Index"), the fund's benchmark, produced a 25.26% total return for the same period.(2) The difference in returns was primarily due to
transaction    costs    and    other    fund    operating    expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 600 Index. To reach that goal, the fund generally invests in 575 to 590 of the stocks listed in the S&P 600 Index, in proportion to their weighting in the Index. While the portfolio managers strive to own the vast majority of the stocks in the S&P 600 Index, they may avoid some very small, illiquid names. Often considered a barometer for the small-cap stock market in general, the S&P 600 Index is composed of 600 domestic stocks with market capitalizations ranging between $38 million and $2.7 billion; the Index contains approximately 500 industrial, 55 financial, 25 utility and 20 transportation stocks. Each stock is weighted by its market capitalization -- larger companies have greater representation in the Index than smaller ones. The fund may also use stock index futures as a substitute for the
sale    or    purchase    of    stocks.

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 600 Index. The fund does not attempt to manage market volatility.

Small-cap stocks are often those of new and entrepreneurial companies, and tend to grow faster than large-cap companies. They also typically

                                                                   The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

use any profits for expansion rather than for paying dividends. Because they carry additional risks, their earnings also tend to be less predictable. As a
result,    their    stocks   may   be   less   liquid   and   more   volatile.

What other factors influenced the fund's performance?

From  November  1,  1999, through mid-March 2000, technology stocks produced the lion' s share of gains in the U.S. stock market -- particularly those high-flying, volatile technology stocks of companies providing Internet-related products and services. During this period of technology dominance, the growth style of investing produced higher returns than the value style. In addition, small-cap stocks produced higher returns than their large-cap counterparts, but
lower    returns    than    midcap    stocks.

However, beginning in mid-March and continuing through the end of October, a shift in investor preference caused technology stocks to fall sharply, effectively reversing earlier gains. This shift marked the end of an extended period of investor preference for large-cap growth stocks across a broad range of industry groups. From mid-March through the end of the period, midcap stocks recorded the strongest gains of any capitalization range, followed by small- and large-cap stocks, respectively. In addition, the value style of investing returned to favor, benefiting industry groups such as health care, financial services, utilities and consumer staples across all market capitalizations

The largest gains within the S&P 600 Index, and therefore within the fund, came from the health care sector, which includes pharmaceutical and biotechnology companies, hospital health care, generic health care drug companies, and managed care health care firms. In addition, the S&P 600 Index's holdings of investment management companies, computer network companies and semiconductor electronics firms provided strong returns. Finally, textile home furnishings companies and electrical equipment and data services firms did relatively well.

Conversely, the lowest returns of the S&P 600 Index, and therefore of the fund, were generated by computer services companies and pho-

4

tography and imaging companies within the technology sector. In addition, aluminum, iron and steel companies and specialty textiles and housewares companies posted disappointing returns. Long-distance telecommunications companies and retail department and discount stores also lagged.

What is the fund's current strategy?

The fund is an index fund, and its goal is to replicate the returns of the S&P 600 Index. Accordingly, we intend to maintain our strategy of investing in the majority of the stocks that comprise the S&P 600 Index, in proportion to their
weightings    in    the    Index.

As of the end of the reporting period, approximately 23% of the Index and the fund' s assets were invested in technology stocks, followed by 17% in producer goods, 14% in consumer cyclical, 13% in interest sensitive, 13% in health care, 8% in services and 7% in the energy area.

November 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S SMALLCAP 600 INDEX IS A BROAD-BASED INDEX AND A WIDELY ACCEPTED, UNMANAGED INDEX OF OVERALL SMALL-CAP STOCK MARKET PERFORMANCE.

                                                             The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Small Cap Stock Index Fund and the Standard & Poor's Small Cap 600 Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/00



                                                   Inception                                                        From
                                                     Date                           1 Year                        Inception
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                6/30/97                         24.64%                          9.98%



((+))  SOURCE: LIPPER INC.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS SMALL CAP STOCK INDEX FUND ON 6/30/97 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S SMALL CAP 600 INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE STANDARD & POOR'S SMALL CAP 600 INDEX IS A BROAD-BASED INDEX OF 600 COMPANIES WITH MARKET CAPITALIZATION GENERALLY RANGING FROM THE 50TH PERCENTILE TO THE 83RD PERCENTILE OF THE STOCK UNIVERSE. THE FUND HOLDS STOCKS GENERALLY IN THE SAME PROPORTION AS EACH STOCK WITHIN THE INDEX ITSELF. THEREFORE, THE FUND'S PERFORMANCE SHOULD CLOSELY MATCH THAT OF THE INDEX. THE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF SMALL-CAP STOCK MARKET PERFORMANCE, WHICH DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.




STATEMENT OF INVESTMENTS

October 31, 2000

COMMON STOCKS--99.6%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES & TOBACCO--.3%

Constellation Brands                                                                             18,055  (a)             143,812

DIMON                                                                                             6,600                   20,213

                                                                                                                         164,025

CONSUMER CYCLICAL--14.1%

Action Performance Cos.                                                                           2,200  (a)               5,225

Ames Department Stores                                                                            4,600  (a)              18,112

Anchor Gaming                                                                                     1,800  (a)             152,887

Angelica                                                                                          1,500                   13,312

AnnTaylor Stores                                                                                  4,600  (a)             138,000

Apogee Enterprises                                                                                4,300                   22,575

Applebee's International                                                                          4,300                  129,873

Applica                                                                                           3,500                   17,719

Arctic Cat                                                                                        3,800                   48,687

Ashworth                                                                                          2,200  (a)              16,225

Atlantic Coast Airlines Holdings                                                                  3,400  (a)             121,550

Aztar                                                                                             6,400  (a)              96,800

Baker (J.)                                                                                        1,800                    7,031

Bassett Furniture                                                                                 1,900                   23,987

Bombay                                                                                            5,400                   13,500

Brown Shoe                                                                                        2,900                   28,456

Burlington Coat Factory Warehouse                                                                 7,000                  110,250

CEC Entertainment                                                                                 4,350                  138,656

CPI                                                                                               1,300                   26,244

Casey's General Stores                                                                            7,900                   98,750

Cato                                                                                              3,900                   46,800

Cheesecake Factory                                                                                4,925  (a)             218,239

Chico's FAS                                                                                       2,900  (a)              93,887

Coachmen Industries                                                                               2,500                   20,937

Cone Mills                                                                                        4,100  (a)              17,169

Consolidated Products                                                                             4,478                   33,865

Cost Plus                                                                                         3,300  (a)              92,400

Cross (A.T.), Cl. A                                                                               2,700                   12,994

Damark International, Cl. A                                                                         900  (a)              11,475

Department 56                                                                                     2,300  (a)              32,631

Discount Auto Parts                                                                               2,500  (a)              17,969

Dixie Group                                                                                       1,500                    4,781


                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Dress Barn                                                                                        2,900  (a)              72,681

Enesco Group                                                                                      2,000                   13,500

Ethan Allen Interiors                                                                             6,300                  184,275

Factory 2-U Stores                                                                                2,000  (a)              63,875

Fedders                                                                                           5,500                   23,375

Fleetwood Enterprises                                                                             5,200                   68,575

Footstar                                                                                          3,100  (a)             111,212

Fossil                                                                                            5,200  (a)              67,925

Gentex                                                                                           11,900  (a)             294,525

Goody's Family Clothing                                                                           4,600                   16,531

Gottschalks                                                                                       1,700  (a)               8,287

Great Atlantic & Pacific                                                                          6,200                   62,000

Group 1 Automotive                                                                                3,300  (a)              32,794

Gymboree                                                                                          3,800  (a)              33,962

Haggar                                                                                            1,100                   14,300

Hancock Fabrics                                                                                   2,900                   12,688

Harman International                                                                              5,500                  264,000

Hartmarx                                                                                          4,700                   12,338

Huffy                                                                                             1,500                   15,000

IHOP                                                                                              3,100  (a)              65,488

Insight Enterprises                                                                               6,700  (a)             217,750

Interface, Cl. A                                                                                  8,200                   74,825

JAKKS Pacific                                                                                     3,000  (a)              26,438

Jack in the Box                                                                                   6,200  (a)             151,900

Jo-Ann Stores, Cl. A                                                                              2,700                   17,550

K-Swiss                                                                                           1,600                   44,000

K2                                                                                                3,000                   28,500

Kellwood                                                                                          3,700                   71,919

La-Z Boy                                                                                          9,600                  151,200

Landry's Seafood Restaurants                                                                      3,700                   29,831

Lillian Vernon                                                                                    1,300                   12,025

Linens'n Things                                                                                   6,400  (a)             196,800

Luby's                                                                                            3,400                   19,975

Marcus                                                                                            4,600                   65,263

Masco Tech                                                                                        7,200                  120,150

Men's Wearhouse                                                                                   6,600  (a)             193,050

Mesa Air Group                                                                                    5,200  (a)              30,550


8

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Michaels Stores                                                                                   5,800  (a)             141,013

Midwest Express Holdings                                                                          2,300  (a)              43,700

Monaco Coach                                                                                      2,900  (a)              49,481

Morrison Management Specialists                                                                   2,000                   67,000

99 (CENTS) Only Stores                                                                            5,400  (a)             121,163

National Presto Industries                                                                        1,100                   33,413

Nautica Enterprises                                                                               4,900  (a)              61,863

O'Reilly Automotive                                                                               8,200  (a)             147,600

OshKosh B'Gosh                                                                                    1,900                   30,400

Oshkosh Truck                                                                                     2,700                  111,038

Oxford Industries                                                                                 1,300                  22,750

Pacific Sunwear of California                                                                     5,150  (a)             105,575

Panera Bread                                                                                      2,000  (a)              41,250

Pep Boys-Manny, Moe & Jack                                                                        8,500                   38,250

Phillips-Van Heusen                                                                               4,300                   51,063

Pier 1 Imports                                                                                   15,525                  205,706

Pinnacle Entertainment                                                                            4,200  (a)              95,813

Polaris Industries                                                                                3,900                  135,525

Prime Hospitality                                                                                 7,200                   68,400

Quicksilver                                                                                       3,600  (a)              68,850

Royal Appliance Manufacturing                                                                     2,400  (a)              13,800

Ruby Tuesday                                                                                      9,900                  134,269

Russ Berrie & Co.                                                                                 3,300                   74,869

Ryan's Family Steak House                                                                         5,000  (a)              41,875

SCP Pool                                                                                          2,850                   73,744

Salton                                                                                            1,800  (a)              41,175

School Specialty                                                                                  2,800  (a)              43,050

ShopKo Stores                                                                                     4,600                   29,325

Simpson Industries                                                                                2,900                   34,256

SkyWest                                                                                           4,400                  222,200

Sonic                                                                                             2,850  (a)             104,025

Spartan Motors                                                                                    1,900                    4,750

Stein Mart                                                                                        6,800  (a)             105,400

Stride Rite                                                                                       6,800                   36,550

Sturm Ruger                                                                                       4,200                   35,438

TBC                                                                                               3,400  (a)              16,575

Taco Cabana                                                                                       2,000  (a)              16,812

                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Thor Industries                                                                                   2,000                   40,000

Timberland, Cl. A                                                                                 6,500                  335,562

Tower Automotive                                                                                  7,600  (a)              83,600

Wabash National                                                                                   3,600                   28,800

Whole Foods Market                                                                                4,200  (a)             194,250

Winnebago Industries                                                                              3,300                   37,950

Wolverine World Wide                                                                              6,700                   72,444

Zale                                                                                              5,800  (a)             196,475

                                                                                                                       8,377,090

CONSUMER STAPLES--2.9%

Agribrands International                                                                          1,600  (a)              69,600

American Italian Pasta, Cl. A                                                                     2,900  (a)              58,181

Chiquita Brands International                                                                    10,000                   19,375

Coca-Cola Bottling Consolidated                                                                   1,400                   50,400

Corn Products International                                                                       5,600                  140,700

Delta and Pine Land                                                                               6,133                  149,875

Earthgrains                                                                                       6,800                  137,700

Fleming Cos                                                                                       6,300                   89,381

Hain Celestial Group                                                                              4,700  (a)             186,531

International Multifoods                                                                          2,900                   49,119

J & J Snack Foods                                                                                 1,300  (a)              17,469

Libbey                                                                                            2,500                   68,125

Michael Foods                                                                                     2,900                   78,119

Nash Finch                                                                                        1,900                   23,513

Nature's Sunshine Products                                                                        2,500                   17,656

Performance Food Group                                                                            2,300  (a)              93,150

Ralcorp Holdings                                                                                  4,800  (a)              67,500

Smithfield Foods                                                                                  9,100  (a)             261,056

Triarc Cos., Cl. A                                                                                3,500                   87,281

United Natural Foods                                                                              2,900  (a)              36,431

W D-40                                                                                            2,500                   54,688

                                                                                                                       1,755,850

ENERGY--7.1%

American States Water                                                                             1,400                   43,663

Atmos Energy                                                                                      5,100                  117,938

Atwood Oceanics                                                                                   2,200  (a)              73,838

10


COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Barrett Resources                                                                                 5,300  (a)             192,788

Cabot Oil & Gas, Cl. A                                                                            4,500                   88,313

Cal Dive International                                                                            2,500                  124,375

Cascade Natural Gas                                                                               1,700                   31,344

Cross Timbers Oil                                                                                11,150                  209,759

Dril-Quip                                                                                         2,800  (a)              92,400

Energen                                                                                           4,800                  137,400

Friede Goldman International                                                                      7,610                   43,757

HS Resources                                                                                      2,900  (a)              90,262

Laclede Gas                                                                                       3,000                   65,625

Louis Dreyfus Natural Gas                                                                         6,900  (a)             221,231

New Jersey Resources                                                                              2,800                  111,825

Newfield Exploration                                                                              6,800  (a)             256,700

NUI                                                                                               2,100                   65,494

Northwest Natural Gas                                                                             4,000                   93,750

NorthWestern                                                                                      3,700                   81,863

Nuevo Energy                                                                                      2,800  (a)              50,750

Oceaneering International                                                                         3,800  (a)              53,438

Patina Oil & Gas                                                                                  2,600                   45,662

Philadelphia Suburban                                                                             6,545                  153,398

Piedmont Natural Gas                                                                              5,100                  155,550

Plains Resources                                                                                  2,900  (a)              55,462

Pogo Producing                                                                                    6,500                  162,500

Pride International                                                                              10,500  (a)             265,781

Remington Oil & Gas                                                                               3,500  (a)              32,156

Seitel                                                                                            3,800                   57,000

Southern Union                                                                                    7,843                  147,546

Southwest Gas                                                                                     5,000                  104,375

Southwestern Energy                                                                               3,800                   30,400

St. Mary Land Exploration                                                                         3,600                   84,375

Stone Energy                                                                                      3,000  (a)             153,600

Swift Energy                                                                                      3,600  (a)             117,000

UGI                                                                                               4,400                  102,025

Veritas DGC                                                                                       4,500  (a)             135,000

Vintage Petroleum                                                                                10,100                  213,362

                                                                                                                       4,261,705

                                                                                                     The Fund 11

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--12.9%

ADAC Laboratories                                                                                 3,300                   42,900

Advance Paradigm                                                                                  4,000  (a)             195,500

Advanced Tissue Sciences                                                                          9,300  (a)              66,263

Alliance Pharmaceutical                                                                           7,600  (a)             107,350

Alpharma, Cl. A                                                                                   6,450                  250,341

Analogic                                                                                          2,100                   74,156

Barr Laboratories                                                                                 5,600  (a)             353,500

Bindley Western Industries                                                                        5,600                  201,250

Bio-Technology General                                                                            8,700  (a)              91,350

Biomatrix                                                                                         3,700  (a)              70,763

CONMED                                                                                            2,500  (a)              36,719

COR Therapeutics                                                                                  8,700  (a)             491,550

Cephalon                                                                                          6,600  (a)             353,925

Cooper Cos.                                                                                       2,400                   85,800

Coventry Health Care                                                                              9,500  (a)             173,375

Curative Health Services                                                                          1,200  (a)               6,600

Cygnus                                                                                            4,000  (a)              35,750

Datascope                                                                                         2,400                   83,100

Diagnostic Products                                                                               2,200                  100,375

Dura Pharmaceuticals                                                                              7,100  (a)             244,506

Enzo Biochem                                                                                      4,055  (a)             156,117

Hanger Orthopedic Group                                                                           3,000  (a)               9,750

Hologic                                                                                           2,300  (a)              15,238

Hooper Holmes                                                                                    10,700                  101,543

IDEXX Laboratories                                                                                5,600  (a)             134,400

Immune Response                                                                                   4,200  (a)              25,462

Invacare                                                                                          4,800                  136,800

Laser Vision Centers                                                                              3,800  (a)              15,437

Medicis Pharmaceutical, Cl. A                                                                     4,800  (a)             353,400

Mentor                                                                                            3,800                   66,975

Mid Atlantic Medical Services                                                                     7,600  (a)             129,200

NBTY                                                                                             10,900  (a)              70,850

Noven Pharmaceuticals                                                                             3,500  (a)             155,969

Organogenesis                                                                                     5,500  (a)              68,970

Orthodontic Centers of America                                                                    7,800  (a)             260,325

Osteotech                                                                                         2,200  (a)              12,100

Owens & Minor                                                                                     5,300                   80,162


12

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Patterson Dental                                                                                 10,900  (a)             341,306

Pediatrix Medical Group                                                                           2,600  (a)              41,438

PolyMedica                                                                                        2,100  (a)             120,750

Priority Healthcare, Cl. B                                                                        3,609  (a)             193,984

Province Healthcare                                                                               4,900  (a)             206,412

Regeneron Pharmaceuticals                                                                         5,900  (a)             157,825

Renal Care Group                                                                                  7,400  (a)             173,900

ResMed                                                                                            4,900  (a)             124,950

Respironics                                                                                       4,600  (a)              90,275

Scott Technologies                                                                                2,600                   59,800

Sierra Health Services                                                                            4,200  (a)              22,838

Sola International                                                                                3,500  (a)              15,094

Spacelabs Medical                                                                                 1,500  (a)              15,938

Sunrise Medical                                                                                   3,500  (a)              32,594

Syncor International                                                                              3,900  (a)             100,181

Techne                                                                                            3,250  (a)             366,437

Theragenics                                                                                       4,500  (a)              21,094

Universal Health Services, Cl. B                                                                  4,900                  410,987

Varian Medical Systems                                                                            5,100                  249,262

Vital Signs                                                                                       2,000                   62,250

                                                                                                                       7,665,086

INTEREST SENSITIVE--13.2%

AmeriCredit                                                                                      12,300  (a)             330,562

Anchor Bancorp Wisconsin                                                                          3,700                   57,119

Cash America International                                                                        3,900                   20,231

Centura Banks                                                                                     6,450                  247,922

Chittenden                                                                                        4,300                  114,219

ChoicePoint                                                                                       6,522  (a)             333,845

Commerce Bancorp                                                                                  5,114                  309,717

Commercial Federal                                                                                9,100                  159,250

Community First Bankshares                                                                        7,100                  110,050

Cullen/Frost Bankers                                                                              8,500                  283,156

Dain Rauscher                                                                                     2,100                  197,006

Delphi Financial Group, Cl. A                                                                     3,253  (a)             120,361

Downey Financial                                                                                  4,580                  218,695

E.W. Blanch Holdings                                                                              2,100                   39,638

Eaton Vance                                                                                       5,800                  288,912

                                                                                                     The Fund 13

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Enhance Financial Services Group                                                                  6,000                   69,750

Fidelity National Financial                                                                      10,809                  265,496

First American Financial                                                                         10,200                  213,562

First Bancorp                                                                                     4,300                   98,631

First Midwest Bancorp                                                                             6,600                  165,412

Fremont General                                                                                  11,200                   40,600

GBC Bancorp                                                                                       1,800                   57,375

Gallagher (Arthur J.)                                                                             6,200                  391,375

Hilb, Rogal & Hamilton                                                                            2,100                   83,213

Hudson United Bancorp                                                                             7,800                  174,525

Imperial Bancorp                                                                                  7,100                  172,619

Investors Financial Services                                                                      4,900                  351,269

Jefferies Group                                                                                   4,000                  109,000

MAF Bancorp                                                                                       3,700                   88,800

Morgan Keegan                                                                                     4,500                   89,719

Mutual Risk Management                                                                            6,600                  119,625

National Discount Brokers Group                                                                   3,400  (a)             165,537

Provident Bankshares                                                                              4,290                   81,242

Queens County Bancorp                                                                             3,350                   93,800

RLI                                                                                               1,600                   62,600

Radian Group                                                                                      6,200                  439,425

Raymond James Financial                                                                           7,400                  250,213

Riggs National                                                                                    4,400                   49,500

SCPIE Holdings                                                                                    1,500                   28,500

Selective Insurance Group                                                                         4,100                   70,725

South Financial Group                                                                             6,900                   70,294

Southwest Bancorp of Texas                                                                        4,600  (a)             167,900

Southwest Securities Group                                                                        2,510                   70,908

Staten Island Bancorp                                                                             5,700                  110,081

Susquehanna Bancshares                                                                            6,200                   87,575

Trenwick Group                                                                                    5,100                  100,087

Trustco Bank                                                                                      9,821                  117,852

Tucker Anthony Sutro                                                                              3,700                   85,563

United Bankshares                                                                                 6,700                  130,650

Washington Federal                                                                                8,400                  187,425

Whitney Holding                                                                                   3,600                  132,975

14

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Zenith National Insurance                                                                         2,800                   63,700

                                                                                                                       7,888,206

INTERNET--.3%

Books-A-Million                                                                                   2,300  (a)               5,750

ePresence                                                                                         3,600  (a)              25,425

Verity                                                                                            5,300  (a)             124,550

                                                                                                                         155,725

PRODUCER GOODS--16.6%

AAR                                                                                               4,250                   50,734

APW                                                                                               6,365                  293,983

Alliant Techsystems                                                                               1,500  (a)             134,906

Amcast Industrial                                                                                 1,300                   13,000

American Freightways                                                                              5,300  (a)              85,463

Applied Industrial Technology                                                                     3,400                   57,588

AptarGroup                                                                                        5,700                  117,919

Arch Chemicals                                                                                    3,500                   68,031

Arkansas Best                                                                                     3,200                   51,200

Astec Industries                                                                                  3,000  (a)              30,938

BE Aerospace                                                                                      3,900  (a)              64,350

Baldor Electric                                                                                   5,433                  107,981

Barnes Group                                                                                      2,900                   55,825

Belden                                                                                            3,900                  101,156

Birmingham Steel                                                                                  4,000                    9,750

Brady, Cl. A                                                                                      3,600                  111,600

Brush Wellman                                                                                     2,600                   53,138

Buckeye Technologies                                                                              5,600  (a)              95,900

Building Materials Holding                                                                        1,900  (a)              16,625

Butler Manufacturing                                                                              1,000                   24,625

C&D Technologies                                                                                  4,200                  248,325

CLARCOR                                                                                           3,850                   73,631

CUNO                                                                                              2,700  (a)              68,513

Cable Design Technologies                                                                         6,925  (a)             159,708

Cambrex                                                                                           4,000                  159,750

Caraustar Industries                                                                              4,100                   41,256

Castle (A.M.)                                                                                     2,100                   20,738

Champion Enterprises                                                                              7,000  (a)              27,125

                                                                                                     The Fund 15

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

ChemFirst                                                                                         2,500                   57,500

Chesapeake                                                                                        2,500                   49,063

Cleveland-Cliffs                                                                                  1,700                   35,063

Commercial Metals                                                                                 2,300                   62,675

Commonweath Industries                                                                            2,300                   13,369

D. R. Horton                                                                                     10,900                  201,650

Deltic Timber                                                                                     1,900                   36,931

Dycom Industries                                                                                  6,850  (a)             257,731

Elcor                                                                                             3,100                   48,244

Expeditors International of Washington                                                            8,300                  430,562

Florida Rock Industries                                                                           3,000                  116,625

Flow International                                                                                2,300  (a)              28,750

Forward Air                                                                                       3,400  (a)             139,825

Foster Wheeler                                                                                    6,400                   47,200

Fritz Cos.                                                                                        5,900  (a)              47,938

Frozen Food Express Industries                                                                    2,000                    4,375

Gardner Denver Machinery                                                                          2,400  (a)              44,100

GenCorp                                                                                           6,600                   55,275

Georgia Gulf                                                                                      5,100                   68,213

Graco                                                                                             3,200                  115,000

Heartland Express                                                                                 4,100  (a)              71,238

Helix Technology                                                                                  3,700                  103,137

Hughes Supply                                                                                     3,700                   69,375

IDEX                                                                                              4,800                  154,800

IMCO Recycling                                                                                    2,400                   13,350

Insituform Technologies, Cl. A                                                                    4,000  (a)             142,750

Insteel Industries                                                                                  900                    3,094

Intermet                                                                                          3,900                   29,250

Ionics                                                                                            2,600  (a)              54,437

JLG Industries                                                                                    7,000                   97,562

Kaman, Cl. A                                                                                      3,600                   52,200

Kirby                                                                                             3,900                   71,906

Landstar Systems                                                                                  1,400  (a)              66,150

Lawson Products                                                                                   1,600                   43,400

Lennox International                                                                              8,800                   69,850

Lilly Industries, Cl. A                                                                           3,700                  111,000



16

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Lindsay Manufacturing                                                                             1,900                   39,900

Lydall                                                                                            2,400                   25,350

M.D.C. Holdings                                                                                   3,400                   93,075

M.S. Carriers                                                                                     1,800  (a)              28,125

MacDermid                                                                                         5,000                  107,500

Manitowoc                                                                                         3,975                  108,070

Material Sciences                                                                                 2,400  (a)              24,300

Milacron                                                                                          5,500                  87,656

Mississippi Chemical                                                                              3,600                   16,200

Mueller Industries                                                                                5,500  (a)             128,219

Myers Industries                                                                                  3,396                   44,997

NVR                                                                                               1,400                  144,760

Nashua                                                                                              800                    4,650

OM Group                                                                                          3,800                  175,750

Offshore Logistics                                                                                3,300                   56,925

Omnova Solutions                                                                                  6,300                   35,437

Orbital Sciences                                                                                  6,000  (a)              47,625

Penford                                                                                           1,200                   15,300

Polyone                                                                                          15,500                  122,062

Pope & Talbot                                                                                     2,200                   34,237

Quaker Chemical                                                                                   1,400                   24,063

Quanex                                                                                            2,100                   41,606

RTI International Metals                                                                          3,300                   47,850

Regal Beloit                                                                                      3,300                   55,275

Reliance Steel & Aluminum                                                                         4,500                  106,875

Republic Group                                                                                    2,000                   37,625

Roadway Express                                                                                   3,100                   63,744

Robbins & Myers                                                                                   1,800                   43,538

Ryland Group                                                                                      2,200                   70,950

SLI                                                                                               5,500                   45,375

SPS Technologies                                                                                  2,000  (a)             103,250

Schweitzer-Mauduit International                                                                  2,400                   38,850

Scotts, Cl. A                                                                                     4,500  (a)             160,875

Seacor Smit                                                                                       2,750  (a)             115,156

Shaw Group                                                                                        3,100  (a)             252,650

Simpson Manufacturing                                                                             1,900  (a)              80,987

                                                                                                     The Fund 17

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Skyline                                                                                           1,500                   32,531

Smith (A.O.)                                                                                      3,650                   51,556

Specialty Equipment Cos.                                                                          3,200  (a)              97,000

Speedfam International                                                                            4,800  (a)              45,600

Standard Motor Products                                                                           2,000                   16,750

Standard Pacific                                                                                  4,700                   88,125

Steel Dynamics                                                                                    7,500  (a)              90,000

Steel Technologies                                                                                1,500                    8,250

Stillwater Mining                                                                                 6,200  (a)             179,800

TETRA Technologies                                                                                2,200  (a)              31,763

Texas Industries                                                                                  3,400                   79,262

Thomas Industries                                                                                 2,450                   51,450

Titan International                                                                               3,500                   15,969

Toll Brothers                                                                                     5,900  (a)             191,750

Toro                                                                                              2,000                   70,000

Tredegar                                                                                          6,100                  116,281

United Stationers                                                                                 5,600                  168,350

Universal Forest Products                                                                         3,100                   41,850

USFreightways                                                                                     4,200                  108,150

Valmont Industries                                                                                3,600                   73,350

Washington Group                                                                                  8,300  (a)              87,150

Watsco                                                                                            4,200                   39,564

Watts Industries, Cl. A                                                                           4,100                   45,869

Werner Enterprises                                                                                7,550                  105,700

Wolverine Tube                                                                                    2,000  (a)              27,250

Yellow                                                                                            4,100                   73,800

                                                                                                                       9,923,273

SERVICES--8.4%

ADVO                                                                                              3,300                  121,481

ABM Industries                                                                                    3,600                  100,575

Aaron Rents                                                                                       3,100                   51,925

Adaptive Broadband                                                                                6,150  (a)              98,784

Administaff                                                                                       4,400  (a)             156,200

American Management Systems                                                                       6,650  (a)             143,806

Analysts International                                                                            3,400                   21,250

Audiovox, Cl. A                                                                                   3,500  (a)              47,906

BARRA                                                                                             2,200  (a)             134,475


18

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Billing Concepts                                                                                  6,800  (a)              20,400

Bowne & Co.                                                                                       5,200                   43,550

CDI                                                                                               3,000  (a)              47,625

Catalina Marketing                                                                                9,000  (a)             353,250

Central Parking                                                                                   5,710                  109,561

Chemed                                                                                            1,600                   52,600

Ciber                                                                                             9,300  (a)              72,656

Computer Task Group                                                                               2,800                   14,700

Consolidated Graphics                                                                             2,100  (a)              22,575

Copart                                                                                            8,700  (a)             131,044

Edgewater Technology                                                                              4,400  (a)              21,588

eLoyalty                                                                                          7,750  (a)              74,594

4KIDS Entertainment                                                                               1,800  (a)              25,987

F.Y.I.                                                                                            2,500  (a)             100,312

FactSet Research Systems                                                                          5,200                  196,924

Fair Issac & Co                                                                                   2,300                   94,300

Franklin Covey                                                                                    3,100  (a)              24,800

G & K Services, Cl. A                                                                             3,300                   91,163

HA-LO Industries                                                                                  9,950  (a)              38,556

Hall Kinion                                                                                       2,100  (a)              55,519

Harland (John H.)                                                                                 4,700                   65,213

Heidrick & Truggles International                                                                 3,100  (a)             191,619

Information Resources                                                                             4,700  (a)              24,969

Insurance Auto Auction                                                                            1,800  (a)              21,600

Kroll-O'Gara                                                                                      3,300  (a)              19,388

Labor Ready                                                                                       6,350  (a)              19,050

MAXIMUS                                                                                           3,400  (a)              83,513

MemberWorks                                                                                       2,600  (a)              89,375

Midas                                                                                             2,500                   34,688

National Data                                                                                     5,300                  202,062

New England Business Service                                                                      2,100                   36,488

On Assignment                                                                                     3,700  (a)              93,194

PAC-WEST Telecom                                                                                  5,600  (a)              48,650

PAREXEL Intl                                                                                      4,100  (a)              35,875

Paxar                                                                                             6,825  (a)              55,880

Pegasus Systems                                                                                   3,800  (a)              64,837

Penton Media                                                                                      5,100                  155,869

                                                                                                     The Fund 19

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Pharmaceutical Product Development                                                                4,000  (a)             125,250

Pre-Paid Legal Services                                                                           3,700  (a)             162,337

Profit Recovery Group International                                                               7,750  (a)              41,656

QRS                                                                                               2,400  (a)              20,250

Regis                                                                                             6,400                   96,800

Rollins Truck Leasing                                                                             9,250                   48,562

Spherion                                                                                         10,400  (a)             123,500

Standard Register                                                                                 4,400                   52,800

Standex International                                                                             2,100                   38,456

StarTek                                                                                           2,300  (a)              58,506

Teledyne Technologies                                                                             5,000  (a)             125,312

Tetra Tech                                                                                        6,325  (a)             219,794

Thomas Nelson                                                                                     2,100                   14,044

URS                                                                                               2,500                   32,031

US Oncology                                                                                      14,800  (a)              79,550

Volt Information Sciences                                                                         2,400  (a)              52,200

                                                                                                                       5,001,424

TECHNOLOGY--22.6%

AVT                                                                                               4,700  (a)              29,522

AXTI                                                                                              3,400  (a)             130,900

Actel                                                                                             3,800  (a)             139,175

Aeroflex                                                                                          4,750  (a)             282,625

Allen Telecom                                                                                     4,500                   84,094

Alliance Semiconductor                                                                            6,600  (a)             132,000

Alpha Industries                                                                                  6,900                  275,137

Anixter International                                                                             6,100  (a)             147,925

Artesyn Technologies                                                                              6,100  (a)             247,812

Aspect Communications                                                                             8,300  (a)             136,820

Aspen Technology                                                                                  4,200  (a)             173,512

Auspex Systems                                                                                    4,800  (a)              48,600

Avant                                                                                             6,200  (a)             104,237

Avid Technology                                                                                   4,000  (a)              55,500

Aware                                                                                             3,600  (a)             111,375

BISYS Group                                                                                       9,000  (a)             424,125

BMC Industries                                                                                    4,300                   25,531

Benchmark Electronics                                                                             3,100  (a)             124,775

Black Box                                                                                         3,000  (a)             197,625



20

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Brightpoint                                                                                       8,600  (a)              57,244

Brooktrout Technology                                                                             1,900  (a)              27,431

C-COR.net                                                                                         5,300  (a)              82,812

C-Cube Microsystems                                                                               7,900  (a)             154,050

CACI International                                                                                1,800  (a)              37,125

CTS                                                                                               4,500                  193,219

Cerner                                                                                            5,500  (a)             340,656

Checkpoint Systems                                                                                4,700                   37,306

Cognex                                                                                            7,000  (a)             234,500

Coherent                                                                                          4,300  (a)             149,694

Cohu                                                                                              3,100                   49,019

Concord                                                                                           2,500  (a)              19,375

DMC Stratex Networks                                                                             11,800  (a)             272,875

Dallas Semiconductor                                                                              9,800                  388,325

Davox                                                                                             2,000  (a)              19,500

Dendrite International                                                                            6,400  (a)             139,200

Digi International                                                                                2,400  (a)              17,400

Dionex                                                                                            3,550  (a)             115,153

ESS Technology                                                                                    6,900  (a)             106,950

Electro Scientific Industries                                                                     4,300  (a)             150,231

Electroglas                                                                                       3,300  (a)              46,406

Epicor Software                                                                                   6,200  (a)              12,206

Esterline Technologies                                                                            2,800                   62,475

FileNet                                                                                           5,500  (a)             145,750

General Semiconductor                                                                             6,100                   69,769

Gerber Scientific                                                                                 3,300                   26,400

Great Plains Software                                                                             3,200  (a)             124,600

Griffon                                                                                           5,000  (a)              38,125

HNC Software                                                                                      5,200  (a)             105,625

Henry (Jack) & Association                                                                        6,600                  363,000

Hutchinson Technology                                                                             4,000  (a)              87,750

Hyperion Solutions                                                                                5,075  (a)              71,050

Innovex                                                                                           2,400                   33,600

Input/Output                                                                                      8,100  (a)              68,344

Inter-Tel                                                                                         4,100                   47,406

Intermagnetics General                                                                            2,160  (a)              55,350

InterVoice                                                                                        5,300  (a)              51,841

                                                                                                     The Fund 21

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Itron                                                                                             2,400  (a)              14,100

KEMET                                                                                            14,100  (a)             393,037

Kent Electronics                                                                                  4,600  (a)              85,675

Kronos                                                                                            2,000  (a)              72,875

Kulicke & Soffa Industries                                                                        7,800                  114,562

MICROS Systems                                                                                    2,800  (a)              55,300

Meade Instruments                                                                                 2,600  (a)              47,612

Mercury Computer Systems                                                                          3,400  (a)             105,400

Methode Electronics, Cl. A                                                                        5,700                  214,463

Midway Games                                                                                      5,917  (a)              45,857

NYFIX                                                                                             4,000  (a)             158,000

National Instruments                                                                              8,200  (a)             382,838

Network Equipment Technologies                                                                    3,500  (a)              33,250

P-COM                                                                                            12,400  (a)              69,750

Park Electrochemical                                                                              1,700                  112,306

Pericom Semiconductor                                                                             4,000  (a)             106,000

Phoenix Technologies                                                                              4,100  (a)              65,856

Photon Dynamics                                                                                   1,900  (a)              68,400

Photronics                                                                                        4,700  (a)             106,044

Pinnacle Systems                                                                                  8,050  (a)             101,631

Pioneer Standard Electronics                                                                      4,300                   59,663

Plantronics                                                                                       7,950  (a)             362,719

Plexus                                                                                            6,500  (a)             409,906

Progress Software                                                                                 5,600  (a)              88,550

Project Software & Developmt                                                                      3,600  (a)              46,800

Proxim                                                                                            4,100  (a)             248,563

RSA Security                                                                                      6,500  (a)             377,000

Radisys                                                                                           2,700  (a)              71,550

Read-Rite                                                                                         9,600  (a)              71,400

Remedy                                                                                            5,100  (a)              87,338

Robotic Vision Systems                                                                            5,400  (a)              29,531

Roper Industries                                                                                  4,900                  171,500

SPSS                                                                                              1,600  (a)              36,000

S3                                                                                               14,800  (a)             133,663

Saga Systems                                                                                      4,400  (a)              23,650

Silicon Valley Group                                                                              5,500  (a)             181,156


22

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Standard Microsystems                                                                             2,500  (a)              60,000

Symmetricom                                                                                       3,750  (a)              47,813

Systems & Computer Technology                                                                     5,400  (a)              77,963

THQ                                                                                               3,100  (a)              63,550

Technitrol                                                                                        2,600                  288,275

Telcom Semiconductor                                                                              2,800  (a)              39,375

Telxon                                                                                            2,800                   62,825

Three-Five Systems                                                                                3,449  (a)             118,991

Trimble Navigation                                                                                3,800  (a)              90,250

Ultratech Stepper                                                                                 3,400  (a)              79,900

Valence Technology                                                                                6,100  (a)              85,019

ViaSat                                                                                            3,500  (a)              77,000

Vicor                                                                                             6,900  (a)             372,600

Visual Networks                                                                                   4,800  (a)              17,700

X-Rite                                                                                            3,300                   22,275

Xircom                                                                                            4,700  (a)              66,388

Zebra Technologies, Cl. A                                                                         4,900  (a)             214,681

ZixIt                                                                                             2,700                   65,981

                                                                                                                      13,475,583

UTILITIES--1.2%

Avista                                                                                            7,600                  170,525

CH Energy Group                                                                                   2,700                  106,312

General Communication, Cl. A                                                                      8,400  (a)              65,625

Green Mountain Power                                                                                900                    6,975

RGS Energy Group                                                                                  5,600                  165,200

TALK.com                                                                                         12,010  (a)              37,156

UIL Holdings                                                                                      2,300                  107,669

UniSource Energy                                                                                  5,100                   76,181

                                                                                                                         735,643
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $56,206,712)                                                              99.6%               59,403,610

CASH AND RECEIVABLES (NET)                                                                          .4%                  224,573

NET ASSETS                                                                                       100.0%               59,628,183

(A) NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  56,206,712  59,403,610

Cash                                                                    439,306

Receivable for investment securities sold                             1,752,260

Receivable for shares of Common Stock subscribed                         32,079

Dividends receivable                                                     18,143

                                                                     61,645,398
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            23,814

Payable for investment securities purchased                           1,987,821

Payable for shares of Common Stock redeemed                               5,580

                                                                      2,017,215
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       59,628,183
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      51,147,294

Accumulated undistributed investment income--net                         65,617

Accumulated net realized gain (loss) on investments                   5,218,374

Accumulated net unrealized appreciation (depreciation)
  on investments--Note 4(b)                                           3,196,898
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       59,628,183
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)       3,848,491

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   15.49

SEE NOTES TO FINANCIAL STATEMENTS.

24

STATEMENT OF OPERATIONS

Year Ended October 31, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $156 foreign taxes withheld at source)          340,444

Interest                                                                16,617

TOTAL INCOME                                                           357,061

EXPENSES:

Management fee--Note 3(a)                                              124,157

Shareholder servicing costs--Note 3(b)                                 124,157

Loan commitment fees--Note 2                                             2,856

Interest expense--Note 2                                                   415

TOTAL EXPENSES                                                         251,585

INVESTMENT INCOME--NET                                                 105,476
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              5,633,130

Net realized gain (loss) on financial futures                            3,212

NET REALIZED GAIN (LOSS)                                             5,636,342

Net unrealized appreciation (depreciation) on investments            4,077,424

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               9,713,766

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 9,819,242

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                               ---------------------------------

                                                     2000               1999
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            105,476             105,449

Net realized gain (loss) on investments         5,636,342           1,329,759

Net unrealized appreciation (depreciation)
   on investments                               4,077,424           1,577,846

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    9,819,242           3,013,054
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                          (115,972)             (99,909)

Net realized gain on investments              (1,719,282)          (1,092,480)

TOTAL DIVIDENDS                               (1,835,254)          (1,192,389)
-------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  29,554,243          25,094,691

Dividends reinvested                            1,783,974           1,159,446

Cost of shares redeemed                      (15,684,621)         (16,408,852)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 15,653,596            9,845,285

TOTAL INCREASE (DECREASE) IN NET ASSETS       23,637,584           11,665,950
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            35,990,599           24,324,649

END OF PERIOD                                  59,628,183           35,990,599

Undistributed investment income--net               65,617               76,113
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     2,033,800            1,950,950

Shares issued for dividends reinvested            136,599               92,830

Shares redeemed                                (1,084,404)          (1,282,134)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,085,995              761,646

SEE NOTES TO FINANCIAL STATEMENTS.


26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                          Year Ended October 31,
                                                                     ------------------------------------------------------------

                                                                     2000            1999             1998          1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                13.03           12.16            13.90            12.50

Investment Operations:

Investment income--net                                             .03(b)           .04(b)             .04              .02

Net realized and unrealized
   gain (loss) on investments                                        3.06            1.38            (1.60)            1.38

Total from Investment Operations                                     3.09            1.42            (1.56)            1.40

Distributions:

Dividends from investment income--net                               (.04)            (.05)            (.02)               --

Dividends from net realized gain
   on investments                                                   (.59)            (.50)            (.16)               --

Total Distributions                                                 (.63)            (.55)            (.18)               --

Net asset value, end of period                                      15.49           13.03            12.16            13.90
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                    24.64           11.86           (11.38)           11.20(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to
   average net assets                                                 .50             .50              .50             .17(c)

Ratio of interest expense and
   loan commitment fees
   to average net assets                                              .01             .01               --               --

Ratio of net investment income
   to average net assets                                              .21             .34              .35             .13(c)

Portfolio Turnover Rate                                             36.89           41.97            25.14           10.59(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                              59,628          35,991           24,325           18,081

(A) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                                             The Fund 27

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Small Cap Stock Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the total return performance of predominantly small capitalization common stocks in the aggregate, as represented by the Standard & Poor' s Small Cap 600 Index. The Dreyfus Corporation (" Dreyfus" ) serves as the fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation (" DSC" ), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

As of October 31, 2000, MBC Investment Corp., an indirect subsidiary of Mellon Financial Corporation, held 1,171,364 shares of the fund.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b)  Securities  transactions and investment income: Securities transactions are
recorded    on   a   trade   date   basis.   Realized   gain   and   loss   from

28

securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2000 was approximately $6,200 with a related weighted average annualized interest rate of 6.74%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Investment Management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of
the   fund'  s   average   daily   net   assets,   and   is  payable

                                                                   The Fund 29

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group" ). Effective April 25, 2000, each Board member receives an annual fee of $25,000 and an attendance fee of $4,000 for each meeting attended and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Prior to April 25, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation (with the exception of reimburseable amounts) . Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to Dreyfus, were in fact paid directly by Dreyfus to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The distributor determines the
amounts    to

30

be paid to Service Agents. During the period ended October 31, 2000, the fund was charged an aggregate of $124,157 pursuant to the Shareholder Services Plan, of which $81,814 was paid to DSC.

(c) A 1% redemption fee is charged and retained by the fund on shares where redeemed within six months following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended October 31, 2000, redemption fees charged and retained by the fund amounted to $7,059.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2000, amounted to $32,011,100 and $18,235,475, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At October 31, 2000, there were no financial futures contracts outstanding.

(b) At October 31, 2000, accumulated net unrealized appreciation on investments was $3,196,898, consisting of $12,048,380 gross unrealized appreciation and $8,851,482 gross unrealized depreciation.

At October 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund 31

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Dreyfus Small Cap Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects the financial position of Dreyfus Small Cap Stock Index Fund (the " Fund" ) (one of the series constituting Dreyfus Index Funds, Inc.), at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as " financial statements" ) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                     PricewaterhouseCoopers LLP

New York, New York

December 8, 2000

32

IMPORTANT TAX INFORMATION (Unaudited)

For Federal tax purposes the fund hereby designates $.2890 per share as a long-term capital gain distribution of $.6330 per share paid on December 17, 1999.

The fund also designates 24.89% of the ordinary dividends paid during the fiscal year ended October 31, 2000 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2001 of the percentage applicable to the preparation of their 2000 income tax returns.

                                                             The Fund 33

                        For More Information

                        Dreyfus Small Cap Stock
                        Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                  077AR0010





Dreyfus

S&P 500

Index Fund

ANNUAL REPORT October 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            22   Statement of Financial Futures

                            23   Statement of Assets and Liabilities

                            24   Statement of Operations

                            25   Statement of Changes in Net Assets

                            26   Financial Highlights

                            27   Notes to Financial Statements

                            32   Report of Independent Accountants

                            33   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus

                                                             S&P 500 Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus S&P 500 Index Fund, covering the 12-month period from November 1, 1999 through October 31, 2000. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Jocelin Reed.

The Standard & Poor' s 500 Composite Stock Price Index, a broad measure of large-cap stock performance, rose more than 6% over the 12-month reporting period. Investor enthusiasm over technology stocks drove most major stock market indices to new highs. Conversely, in the first nine months of 2000, the equity investment environment was marked by dramatic price fluctuations. Additionally, the moderating effects of the Federal Reserve Board's (the "Fed") interest-rate hikes during the first half of 2000 helped the Fed to achieve its goal of slowing the U.S. economy. Other factors such as higher energy prices and a weak euro also served to slow economic growth.

Since stocks provided returns well above their historical averages during the second half of the 1990s, some investors may have developed unrealistic expectations in equities. Recent volatility has reminded investors of both the risks of investing and the importance of fundamental research and investment selection.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a Dreyfus customer service representative, call us at 1-800-782-6620

Thank you for investing in Dreyfus S&P 500 Index Fund.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
November 15, 2000

2



DISCUSSION OF FUND PERFORMANCE

Steve Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus S&P 500 Index Fund perform relative to its benchmark?

For the 12-month period ended October 31, 2000, Dreyfus S&P 500 Index Fund produced a total return of 5.50%.(1) The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), the fund's benchmark, produced a 6.08% total return for the same period.(2) The difference in returns was primarily due to
transaction    costs    and    other    fund    operating    expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue that goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks. The S& P 500 Index is dominated by large-cap blue chip stocks that
comprise    nearly    75%    of    total    U.S.    market    capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. The S&P 500 Index contains approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500 Index. The fund does not attempt to manage market volatility.

                                                             The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

From  November  1,  1999, through mid-March 2000, technology stocks produced the lion' s share of gains in the U.S. stock market -- particularly those high-flying, volatile technology stocks of companies providing Internet-related products and services. During this period of technology dominance, the growth style of investing produced higher returns than the value style. In addition, the large-cap stocks in the S&P 500 Index produced lower returns than their mid-
and    small-cap    counterparts.

However, beginning in mid-March and continuing through the end of October, a shift in investor preference caused technology stocks to fall sharply, effectively reversing earlier gains. From mid-March through the end of the period, midcap stocks recorded the strongest gains of any capitalization range, followed by small- and large-cap stocks, respectively. In addition, the value style of investing returned to favor, benefiting industry groups such as health care, financial services, utilities and consumer staples across all market capitalizations.

During the reporting period, the largest gains within the S&P 500 Index, and therefore the fund as well, came from the technology group, which includes electrical defense companies. In addition, the S&P 500 Index's holdings within the health care area -- including hospital management, health maintenance organizations and medical products manufacturers -- provided strong returns. Consumer staples stocks also posted attractive returns, benefiting retail drug stores and food and health products distributors. Finally, financial services companies produced solid gains, most notably for investment banks, brokerage
services    firms    and    insurance    brokers.

On the other hand, the poorest performing area of the S&P 500 Index and the fund was basic materials stocks, led lower by metal and glass container companies, office equipment and supply firms and gold and steel producers. In addition, the stocks of consumer cyclical companies -- which include household furniture and
appliance    companies    as

4

well as long-distance telecommunications companies -- provided disappointing returns, as did photography and imaging companies in the technology sector.

What is the fund's current strategy?

The fund is an index fund and its goal is to replicate the returns of the S&P 500 Index. Accordingly, we intend to maintain our strategy of investing in all 500 stocks in the S&P 500 Index, in proportion to their weighting in the index.

As of the end of the reporting period, approximately 26% of the Index and the fund' s assets were invested in technology stocks, followed by 20% in interest-sensitive companies, 13% in health care, 8% in utilities, 7% in consumer cyclicals, 7% in energy, 6% in producer goods, 5% in services and 5% in
consumer    staples.

November 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus S&P 500 Index Fund and the Standard & Poor's 500 Composite Stock Price Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/00



                                          Inception                                                                   From
                                            Date             1 Year            5 Years           10 Years           Inception
------------------------------------------------------------------------------------------------------------------------------------

FUND                                       1/2/90              5.50%           21.02%             18.85%             15.78%



((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS S&P 500 INDEX FUND ON 1/2/90 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED. THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE, WHICH DOES NOT TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.


6



STATEMENT OF INVESTMENTS

October 31, 2000

COMMON STOCKS--99.3%                                                                             Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

BEVERAGES & TOBACCO--1.1%

Anheuser-Busch Cos.                                                                             219,700               10,051,275

Brown-Forman, Cl. B                                                                              16,600                1,010,525

Coors (Adolph), Cl. B                                                                             8,900                  566,819

Philip Morris Cos.                                                                              546,100               20,000,913

UST                                                                                              39,300                  992,325

                                                                                                                      32,621,857

CONSUMER CYCLICAL--7.3%

AMR                                                                                              36,300  (a)           1,188,825

Albertson's                                                                                     102,572                2,429,674

AutoZone                                                                                         30,900  (a)             828,506

Bed Bath & Beyond                                                                                68,500  (a)           1,768,156

Best Buy                                                                                         50,100  (a)           2,514,394

Black & Decker                                                                                   20,200                  760,025

Brunswick                                                                                        21,300                  414,019

CVS                                                                                              94,500                5,002,594

Circuit City Group                                                                               49,800                  659,850

Consolidated Stores                                                                              26,800  (a)             318,250

Cooper Tire and Rubber                                                                           17,900                  195,781

Costco Wholesale                                                                                108,200  (a)           3,962,825

Dana                                                                                             36,159                  802,278

Darden Restaurants                                                                               30,000                  675,000

Delphi Automotive Systems                                                                       136,369                2,139,289

Delta Air Lines                                                                                  29,700                1,403,325

Dillard's, Cl. A                                                                                 22,700                  238,350

Dollar General                                                                                   79,708                1,235,474

Eastman Kodak                                                                                    74,700                3,352,163

Federated Department Stores                                                                      50,400  (a)           1,641,150

Ford Motor                                                                                      458,992               11,991,166

Gap                                                                                             206,125                5,320,602

General Motors                                                                                  130,100                8,082,463

Grainger (W.W.)                                                                                  22,800                  728,175

Harley-Davidson                                                                                  73,500                3,541,781

Harrah's Entertainment                                                                           28,300  (a)             810,088

Hasbro                                                                                           41,700                  448,275

Hilton Hotel                                                                                     89,200                  847,400

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Home Depot                                                                                      561,603               24,148,929

Johnson Controls                                                                                 20,800                1,240,200

K mart                                                                                          116,500  (a)             691,719

Kohl's                                                                                           79,900  (a)           4,329,581

Kroger                                                                                          200,300  (a)           4,519,269

Leggett & Platt                                                                                  47,600                  779,450

Limited                                                                                         104,700                2,643,675

Liz Claiborne                                                                                    12,900                  548,250

Longs Drug Stores                                                                                 9,500                  207,813

Lowe's Cos.                                                                                      92,600                4,230,663

Marriott International, Cl. A                                                                    58,000                2,349,000

Mattel                                                                                          103,100                1,333,856

May Department Stores                                                                            72,050                1,891,313

Maytag                                                                                           19,000                  543,875

McDonald's                                                                                      320,200                9,926,200

NIKE, Cl. B                                                                                      65,400                2,611,913

Navistar International                                                                           14,400  (a)             476,100

Nordstrom                                                                                        31,600                  519,425

Office Depot                                                                                     74,100  (a)             615,956

PACCAR                                                                                           18,500                  778,156

Penney (J.C.)                                                                                    63,200                  738,650

Polaroid                                                                                         10,900                  109,681

RadioShack                                                                                       45,000                2,683,125

Reebok International                                                                             13,700  (a)             295,406

Russell                                                                                           7,900                  126,400

Safeway                                                                                         120,500  (a)           6,589,844

Sears, Roebuck & Co.                                                                             83,100                2,470,563

Southwest Airlines                                                                              120,912                3,445,992

Springs Industries                                                                                4,300                  101,319

Staples                                                                                         110,150  (a)           1,569,638

Starbucks                                                                                        45,400                2,028,813

TJX Cos.                                                                                         70,900                1,932,025

Target                                                                                          220,900                6,102,363

Tiffany & Co.                                                                                    35,100                1,498,331

Toys R Us                                                                                        49,400  (a)             849,063

Tricon Global Restaurants                                                                        35,710  (a)           1,071,300

US Airways Group                                                                                 16,100  (a)             607,775


8

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

V.F.                                                                                             27,700                  756,556

Visteon                                                                                          31,515                  557,422

Wal-Mart Stores                                                                               1,083,000               49,141,125

Walgreen                                                                                        244,900               11,173,563

Wendy's International                                                                            27,500                  598,125

Whirlpool                                                                                        17,300                  752,550

Winn-Dixie Stores                                                                                34,100                  656,425

                                                                                                                     223,541,275

CONSUMER STAPLES--4.8%

Alberto-Culver, Cl. B                                                                            13,500                  453,094

Archer Daniels Midland                                                                          153,148                1,684,628

Avon Products                                                                                    57,536                2,790,496

Campbell Soup                                                                                   102,300                2,992,275

Clorox                                                                                           56,900                2,539,163

Coca-Cola                                                                                       600,600               36,261,225

Coca-Cola Enterprises                                                                           101,900                1,872,413

Colgate-Palmolive                                                                               139,300                8,185,268

ConAgra Foods                                                                                   128,900                2,755,238

Fortune Brands                                                                                   38,300                1,127,456

General Mills                                                                                    69,200                2,889,100

Gillette                                                                                        255,300                8,903,588

Heinz (H.J.)                                                                                     84,200                3,531,138

Hershey Foods                                                                                    33,200                1,803,175

International Flavors & Fragrances                                                               24,200                  405,350

Kellogg                                                                                          98,200                2,491,825

Nabisco Group Holdings                                                                           79,100                2,284,013

National Service Industries                                                                       9,900                  202,331

Newell Rubbermaid                                                                                64,562                1,238,783

Owens-Illinois                                                                                   35,500  (a)             210,781

PepsiCo                                                                                         349,900               16,948,281

Procter & Gamble                                                                                317,100               22,652,831

Quaker Oats                                                                                      32,100                2,618,156

Ralston-Purina Group                                                                             74,300                1,801,775

SUPERVALU                                                                                        31,800                  488,925

Sara Lee                                                                                        210,600                4,541,062

Sysco                                                                                            80,700                4,211,531

Tupperware                                                                                       14,000                  239,750

                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

Unilever, N.V.                                                                                  138,435                7,034,228

Wrigley, (Wm.) Jr.                                                                               27,600                2,185,575

                                                                                                                     147,343,454

ENERGY--7.0%

Amerada Hess                                                                                     21,900                1,357,800

Anadarko Petroleum                                                                               58,832                3,768,190

Apache                                                                                           29,400                1,626,188

Baker Hughes                                                                                     79,990                2,749,656

Burlington Resources                                                                             52,145                1,877,220

CMS Energy                                                                                       29,300                  791,100

Chevron                                                                                         158,300               13,000,388

Coastal                                                                                          52,000                3,922,750

Columbia Energy Group                                                                            19,300                1,388,394

Conoco, Cl. B                                                                                   151,224                4,111,403

Devon Energy                                                                                     30,700                1,547,280

Duke Energy                                                                                      89,294                7,718,350

Eastern Enterprises                                                                               6,600                  424,875

El Paso Energy                                                                                   56,300                3,529,306

Enron                                                                                           179,200               14,705,600

Exxon Mobil                                                                                     844,788               75,344,530

Halliburton                                                                                     108,000                4,002,750

Kerr-McGee                                                                                       22,765                1,486,839

KeySpan                                                                                          32,400                1,140,075

Nabors Industries                                                                                34,100                1,735,690

Nicor                                                                                            11,200                  395,500

ONEOK                                                                                             7,100                  281,338

Occidental Petroleum                                                                             89,300                1,774,838

Peoples Energy                                                                                    8,500                  292,188

Phillips Petroleum                                                                               61,800                3,816,150

Rowan Cos.                                                                                       22,700  (a)             571,756

Royal Dutch Petroleum                                                                           519,900               30,869,063

Schlumberger                                                                                    138,200               10,520,475

Sunoco                                                                                           21,400                  640,663

Texaco                                                                                          133,700                7,896,656

Tosco                                                                                            35,000                1,001,875

Transocean Sedco Forex                                                                           51,000                2,703,000

USX-Marathon Group                                                                               75,500                2,052,656


10

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Unocal                                                                                           58,800                2,006,550

Williams Cos.                                                                                   107,400                4,490,663

                                                                                                                     215,541,755

HEALTH CARE--11.8%

ALZA                                                                                             28,000  (a)           2,266,250

Abbott Laboratories                                                                             375,800               19,846,938

Allergan                                                                                         31,900                2,681,594

American Home Products                                                                          315,900               20,059,650

Amgen                                                                                           249,300  (a)          14,443,819

Bard (C.R.)                                                                                      12,200                  510,875

Bausch & Lomb                                                                                    12,900                  497,456

Baxter International                                                                             70,800                5,818,875

Becton, Dickinson & Co.                                                                          61,100                2,046,850

Biogen                                                                                           36,000  (a)           2,166,750

Biomet                                                                                           43,050                1,557,872

Boston Scientific                                                                                98,800  (a)           1,574,625

Bristol-Myers Squibb                                                                            476,500               29,036,719

Cardinal Health                                                                                  67,350                6,381,413

Guidant                                                                                          74,400  (a)           3,938,550

HCA-Healthcare                                                                                  135,050                5,393,559

HEALTHSOUTH                                                                                      93,400  (a)           1,120,800

Humana                                                                                           40,600  (a)             492,275

Johnson & Johnson                                                                               337,100               31,055,338

King Pharmaceuticals                                                                             40,300                1,805,944

Lilly (Eli) & Co.                                                                               273,900               24,479,813

Manor Care                                                                                       24,800  (a)             413,850

McKesson HBOC                                                                                    68,877                1,932,861

MedImmune                                                                                        50,900                3,327,588

Medtronic                                                                                       290,500               15,777,781

Merck & Co.                                                                                     557,800               50,167,138

PE Biosystems Group                                                                              50,500                5,908,500

Pfizer                                                                                        1,530,900               66,115,744

Pharmacia                                                                                       314,635               17,304,925

Schering-Plough                                                                                 355,200               18,359,400

St. Jude Medical                                                                                 20,300  (a)           1,116,500

Tenet Healthcare                                                                                 76,300                2,999,544

                                                                                                     The Fund 11

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Watson Pharmaceuticals                                                                           24,700  (a)           1,545,294

Wellpoint Health Networks                                                                        15,200  (a)           1,777,450

                                                                                                                     363,922,540

INTEREST SENSITIVE--20.4%

AFLAC                                                                                            64,300                4,697,919

Aetna                                                                                            34,179                1,975,973

Allstate                                                                                        178,000                7,164,500

American Express                                                                                322,900               19,374,000

American General                                                                                 61,245                4,930,223

American International Group                                                                    561,068               54,984,664

Amsouth Bancorp                                                                                  91,300                1,272,494

Aon                                                                                              61,975                2,568,089

Associates First Capital, Cl. A                                                                 176,438                6,550,261

BB&T                                                                                             97,000                3,091,875

Bank One                                                                                        280,204               10,227,446

Bank of America                                                                                 398,252               19,140,987

Bank of New York                                                                                179,000               10,303,688

Bear Stearns Cos.                                                                                26,072                1,580,615

Block (H&R)                                                                                      22,300                  795,831

CIGNA                                                                                            38,200                4,658,490

CIT Group, Cl. A                                                                                 63,700                1,110,769

Capital One Financial                                                                            47,600                3,004,750

Cendant                                                                                         176,070                2,112,840

Charter One Financial                                                                            50,940                1,168,436

Chase Manhattan                                                                                 317,300               14,437,150

Chubb                                                                                            42,400                3,580,150

Cincinnati Financial                                                                             38,900                1,429,575

Citigroup                                                                                     1,090,818               57,404,297

Comerica                                                                                         37,900                2,285,844

Conseco                                                                                          78,803                  546,696

Countrywide Credit Industries                                                                    27,400                1,025,788

Equifax                                                                                          34,200                1,179,900

Fannie Mae                                                                                      244,300               18,811,100

Fifth Third Bancorp                                                                             112,800                5,795,100

First Data                                                                                       98,300                4,927,288

First Union                                                                                     238,790                7,238,322

Firstar                                                                                         232,339                4,574,174


12

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

FleetBoston Financial                                                                            218,855                8,316,490

Franklin Resources                                                                                59,000                2,527,560

Federal Home Loan Mortgage                                                                       168,400               10,104,000

General Electric                                                                               2,401,700              131,643,181

Golden West Financial                                                                             38,300                2,147,194

Hartford Financial Services Group                                                                 54,400                4,049,400

Household International                                                                          114,645                5,768,077

Huntington Bancshares                                                                             60,974                  876,501

Jefferson-Pilot                                                                                   24,950                1,715,313

Keycorp                                                                                         104,400                2,577,375

Lehman Brothers Holdings                                                                         58,800                3,792,600

Lincoln National                                                                                 46,400                2,244,600

Loews                                                                                            23,900                2,173,406

MBIA                                                                                             23,800                1,729,963

MBNA                                                                                            206,225                7,746,327

MGIC Investment                                                                                  25,600                1,744,000

Marsh & McLennan Cos.                                                                            65,800                8,603,350

Mellon Financial                                                                                118,400                5,712,800

Merrill Lynch                                                                                   194,800               13,636,000

Morgan (J.P.)                                                                                    38,600                6,388,300

Morgan Stanley Dean Witter & Co.                                                                272,860               21,914,069

National City                                                                                   146,800                3,137,850

Northern Trust                                                                                   53,800                4,593,175

Old Kent Financial                                                                               33,240                  920,333

PNC Bank                                                                                         70,300                4,701,313

Paine Webber Group                                                                               35,800                2,550,750

Progressive                                                                                      17,700                1,739,025

Providian Financial                                                                              34,550                3,593,200

Regions Financial                                                                                53,400                1,258,238

Safeco                                                                                           30,900                  747,394

Schwab (Charles)                                                                                334,800               11,759,850

SouthTrust                                                                                       40,700                1,317,663

St. Paul Cos.                                                                                    54,194                2,777,443

State Street                                                                                     39,000                4,864,860

Stilwell Financial                                                                               54,500                2,442,281

Summit Bancorp                                                                                   42,600                1,597,500

SunTrust Banks                                                                                   72,300                3,529,144

                                                                                                     The Fund 13

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Synovus Financial                                                                                 68,350                1,473,797

T. Rowe Price Associates                                                                          29,300                1,371,606

Torchmark                                                                                         31,000                1,032,688

U.S. Bancorp                                                                                     180,848                4,374,261

USA Education                                                                                     37,600                2,100,900

Union Planters                                                                                    32,800                1,109,050

UnitedHealth Group                                                                                39,000                4,265,625

UnumProvident                                                                                     58,295                1,646,834

Wachovia                                                                                          49,300                2,662,200

Washington Mutual                                                                                130,660                5,749,040

Wells Fargo                                                                                      399,200               18,487,950

                                                                                                                      625,163,710

INTERNET--1.2%

America Online                                                                                  559,900  (a)          28,235,757

Yahoo!                                                                                          133,200  (a)           7,808,850

                                                                                                                      36,044,607

PRODUCER GOODS--6.5%

Air Products & Chemicals                                                                         55,500                2,070,844

Alcan Aluminium                                                                                  81,000                2,556,563

Alcoa                                                                                           209,948                6,022,883

Allegheny Technologies                                                                           20,177                  408,584

American Power Conversion                                                                        47,000                  608,063

Armstrong Holdings                                                                                9,700  (a)              27,888

Ashland                                                                                          17,100                  560,025

Avery Dennison                                                                                   27,200                1,373,600

Ball                                                                                              7,200                  252,900

Barrick Gold                                                                                     95,800                1,281,325

Bemis                                                                                            12,900                  333,788

Bethlehem Steel                                                                                  31,900  (a)              91,713

Boeing                                                                                          217,598               14,755,864

Boise Cascade                                                                                    13,900                  398,756

Briggs & Stratton                                                                                 5,400                  192,713

Burlington Northern Santa Fe                                                                     98,000                2,603,125

CSX                                                                                              52,900                1,339,031

Caterpillar                                                                                      83,800                2,938,238

Centex                                                                                           14,400                  532,800

Cooper Industries                                                                                22,600                  864,450


14

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Crane                                                                                            14,625                  382,992

Crown Cork & Seal                                                                                31,000                  282,875

Cummins Engine                                                                                   10,100                  343,400

Deere & Co.                                                                                      56,700                2,087,269

Dow Chemical                                                                                    164,500                5,037,813

duPont (E.I.) deNemours & Co.                                                                   252,812               11,471,345

Eastman Chemical                                                                                 18,600                  797,475

Ecolab                                                                                           31,000                1,214,813

Emerson Electric                                                                                103,400                7,593,438

Engelhard                                                                                        30,900                  645,038

FMC                                                                                               7,400  (a)             562,400

FedEx                                                                                            69,120  (a)           3,238,963

Fluor                                                                                            18,500                  647,500

Fort James                                                                                       49,800                1,640,288

Freeport-McMoRan Copper, Cl. B                                                                   37,100  (a)             294,481

General Dynamics                                                                                 48,100                3,442,156

Genuine Parts                                                                                    42,800                  912,175

Georgia-Pacific                                                                                  41,300                1,109,938

Goodrich (B.F.)                                                                                  24,600                1,007,063

Goodyear Tire & Rubber                                                                           37,900                  701,150

Grace (W.R.) & Co.                                                                               16,300  (a)              62,144

Great Lakes Chemical                                                                             12,700                  423,863

Hercules                                                                                         26,000                  476,125

Homestake Mining                                                                                 63,100                  260,288

Honeywell International                                                                         194,225               10,451,733

Illinois Tool Works                                                                              73,000                4,056,063

Inco                                                                                             44,000  (a)             679,250

Ingersoll-Rand                                                                                   39,200                1,479,800

International Paper                                                                             117,053                4,287,066

Kaufman & Broad Home                                                                             11,700                  348,075

Kimberly-Clark                                                                                  130,500                8,613,000

Lockheed Martin                                                                                 103,500                3,710,475

Louisiana-Pacific                                                                                25,200                  214,200

Masco                                                                                           110,800                2,070,575

McDermott International                                                                          14,500                  140,469

Mead                                                                                             24,900                  720,544

Minnesota Mining & Manufacturing                                                                 95,900                9,266,338

                                                                                                     The Fund 15

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Molex                                                                                            47,500                2,565,000

Newmont Mining                                                                                   40,625                  550,977

Norfolk Southern                                                                                 92,800                1,310,800

Northrop Grumman                                                                                 17,400                1,461,600

Nucor                                                                                            19,700                  683,344

PPG Industries                                                                                   42,200                1,883,175

Pactiv                                                                                           40,900  (a)             429,450

Pall                                                                                             29,900                  644,719

Parker-Hannifin                                                                                  27,150                1,123,331

Phelps Dodge                                                                                     19,095                  892,691

Placer Dome                                                                                      79,300                  644,313

Potlach                                                                                           6,900                  231,150

Praxair                                                                                          38,200                1,422,950

Pulte                                                                                            10,000                  333,125

Raytheon, Cl. B                                                                                  82,300                2,813,631

Rockwell International                                                                           44,900                1,765,131

Rohm & Haas                                                                                      52,715                1,584,745

Sealed Air                                                                                       20,232  (a)             973,665

Sherwin-Williams                                                                                 39,700                  860,994

Sigma-Aldrich                                                                                    19,500                  697,125

Snap-On                                                                                          14,200                  362,988

Stanley Works                                                                                    21,213                  564,796

TRW                                                                                              29,900                1,255,800

Temple-Inland                                                                                    12,700                  568,325

Textron                                                                                          34,900                1,760,269

Thomas & Betts                                                                                   14,000                  211,750

Timken                                                                                           14,800                  208,125

Tyco International                                                                              424,100               24,041,169

USX-U.S. Steel Group                                                                             21,400                  341,063

Union Carbide                                                                                    32,600                1,401,800

Union Pacific                                                                                    60,000                2,812,500

United Technologies                                                                             113,500                7,923,719

Vulcan Materials                                                                                 24,400                1,024,800

Westvaco                                                                                         24,400                  695,400

Weyerhaeuser                                                                                     53,200                2,497,075

Willamette Industries                                                                            26,800                  973,175

Worthington Industries                                                                           20,900                  199,856

                                                                                                                     199,600,259


16

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES--5.4%

ALLTEL                                                                                           76,400                4,923,025

Allied Waste Industries                                                                          47,700                  441,225

American Greetings, Cl. A                                                                        15,600  (a)             283,725

Automatic Data Processing                                                                       152,100                9,934,031

Avaya                                                                                            67,480                  906,763

Carnival                                                                                        142,900                3,545,706

Ceridian                                                                                         35,100  (a)             877,500

Clear Channel Communications                                                                    142,000  (a)           8,528,875

Comcast, Cl. A                                                                                  219,400  (a)           8,940,550

Computer Sciences                                                                                40,800  (a)           2,570,400

Convergys                                                                                        37,100                1,616,169

Deluxe                                                                                           17,500                  394,844

Disney (Walt)                                                                                   505,500               18,103,219

Donnelley (R.R.) & Sons                                                                          29,500                  634,250

Dow Jones & Co                                                                                   21,200                1,248,150

Electronic Data Systems                                                                         113,100                5,308,631

Gannett                                                                                          63,900                3,706,200

Harcourt General                                                                                 17,700                  992,085

IMS Health                                                                                       72,000                1,701,000

Interpublic Group Cos.                                                                           74,600                3,203,138

Knight-Ridder                                                                                    18,300                  919,575

McGraw-Hill Cos.                                                                                 47,100                3,023,231

Meredith                                                                                         12,300                  390,525

Moody's                                                                                          39,200                1,031,450

NEXTEL Communications, Cl. A                                                                    184,600  (a)           7,095,563

New York Times, Cl. A                                                                            40,500                1,488,375

Omnicom Group                                                                                    43,000                3,966,750

Paychex                                                                                          90,275                5,117,464

Quintiles Transnational                                                                          27,900  (a)             388,856

Ryder System                                                                                     14,400                  284,400

Seagram                                                                                         105,700                6,038,113

Sprint (PCS Group)                                                                              225,100                8,581,938

Time Warner                                                                                     320,900               24,359,519

Tribune                                                                                          74,700                2,768,569

Viacom, Cl. B                                                                                   367,724  (a)          20,914,303

Waste Management                                                                                150,400                3,008,000

                                                                                                                     167,236,117

                                                                                                     The Fund 17

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--26.1%

ADC Telecommunications                                                                          187,300  (a)           4,003,538

Adaptec                                                                                          24,000  (a)             379,500

Adobe Systems                                                                                    58,000                4,411,625

Advanced Micro Devices                                                                           75,500  (a)           1,708,188

Agilent Technologies                                                                            109,816                5,085,854

Altera                                                                                           96,700  (a)           3,958,656

Analog Devices                                                                                   86,100  (a)           5,596,500

Andrew                                                                                           19,550  (a)             514,409

Apple Computer                                                                                   78,800  (a)           1,541,525

Applied Materials                                                                               196,700  (a)          10,449,688

Autodesk                                                                                         14,100                  311,081

BMC Software                                                                                     59,800  (a)           1,214,688

Broadcom, Cl. A                                                                                  53,800  (a)          11,963,775

Cabletron Systems                                                                                44,700  (a)           1,212,488

Cisco Systems                                                                                 1,720,700  (a)          92,702,713

Citrix Systems                                                                                   44,800  (a)             991,200

Compaq Computer                                                                                 412,184               12,534,515

Computer Associates International                                                               143,250                4,566,094

Compuware                                                                                        87,300  (a)             687,488

Comverse Technology                                                                              37,800  (a)           4,224,150

Conexant Systems                                                                                 55,200  (a)           1,452,450

Corning                                                                                         213,900               16,363,350

Danaher                                                                                          34,300                2,165,188

Dell Computer                                                                                   627,300  (a)          18,505,350

Dover                                                                                            49,200                2,087,925

EMC                                                                                             528,700  (a)          47,087,344

Eaton                                                                                            17,600                1,197,900

Gateway                                                                                          77,900  (a)           4,020,419

Hewlett-Packard                                                                                 483,600               22,457,175

ITT Industries                                                                                   21,300                  693,581

Intel                                                                                         1,628,000               73,260,000

International Business Machines                                                                 426,900               42,049,650

JDS Uniphase                                                                                    227,000  (a)          18,472,125

KLA-Tencor                                                                                       45,000  (a)           1,521,563

LSI Logic                                                                                        75,200  (a)           2,472,200

Lexmark International Group, Cl. A                                                               30,900  (a)           1,266,900

Linear Technology                                                                                75,400                4,868,013


18

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Lucent Technologies                                                                             809,770               18,877,763

Maxim Integrated Products                                                                        68,500                4,542,406

Mercury Interactive                                                                              19,400  (a)           2,153,400

Micron Technology                                                                               136,900  (a)           4,757,275

Microsoft                                                                                     1,276,000  (a)          87,884,452

Millipore                                                                                        11,200                  588,000

Motorola                                                                                        528,795               13,186,825

NCR                                                                                              23,000  (a)             991,875

National Semiconductor                                                                           43,100  (a)           1,120,600

Network Appliance                                                                                75,800  (a)           9,020,200

Nortel Networks                                                                                 724,280               32,954,740

Novell                                                                                           79,800  (a)             718,200

Novellus Systems                                                                                 31,600  (a)           1,293,625

Oracle                                                                                        1,365,200  (a)          45,051,600

Palm                                                                                            136,972                7,336,563

Parametric Technology                                                                            66,900  (a)             823,706

PeopleSoft                                                                                       67,800  (a)           2,958,834

PerkinElmer                                                                                      11,900                1,422,050

Pitney Bowes                                                                                     61,900                1,837,656

Power-One                                                                                        18,500  (a)           1,312,344

QUALCOMM                                                                                        180,700  (a)          11,765,264

Sabre Group Holdings                                                                             31,221                1,043,952

Sanmina                                                                                          36,700                4,195,269

Sapient                                                                                          28,800                1,024,200

Scientific-Atlanta                                                                               38,600                2,641,688

Seagate Technology                                                                               55,500  (a)           3,878,063

Siebel Systems                                                                                  101,000  (a)          10,598,688

Solectron                                                                                       145,900  (a)           6,419,600

Sun Microsystems                                                                                384,700  (a)          42,653,613

Tektronix                                                                                        11,700                  833,625

Tellabs                                                                                          99,200  (a)           4,953,800

Teradyne                                                                                         41,900  (a)           1,309,375

Texas Instruments                                                                               419,100               20,562,094

Thermo Electron                                                                                  41,900  (a)           1,215,100

Unisys                                                                                           75,500  (a)             962,625

Veritas Software                                                                                 97,500  (a)          13,749,023

Xerox                                                                                           161,400                1,361,813

                                                                                                     The Fund 19

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Xilinx                                                                                           79,700  (a)           5,773,269

                                                                                                                     801,771,983

UTILITIES--7.7%

AT&T                                                                                            910,804               21,119,268

AES                                                                                             110,800  (a)           6,260,200

Ameren                                                                                           33,200                1,319,700

American Electric Power                                                                          77,960                3,235,340

BellSouth                                                                                       454,400               21,953,200

CP&L Energy                                                                                      38,700                1,560,094

CINergy                                                                                          38,500                1,179,063

CenturyTel                                                                                       34,000                1,309,000

Consolidated Edison                                                                              51,300                1,805,119

Constellation Energy Group                                                                       36,200                1,509,088

DTE Energy                                                                                       34,600                1,249,925

Dominion Resources                                                                               57,608                3,431,277

Dynegy, Cl. A                                                                                    75,100                3,478,069

Edison International                                                                             79,000                1,886,125

Entergy                                                                                          54,000                2,068,875

Exelon                                                                                           78,375                4,712,297

FPL Group                                                                                        43,200                2,851,200

FirstEnergy                                                                                      55,400                1,433,475

Florida Progress                                                                                 23,900                1,271,181

GPU                                                                                              29,400                  972,038

Global Crossing                                                                                 213,565  (a)           5,045,473

Niagara Mohawk Power                                                                             38,900  (a)             622,400

PG&E                                                                                             93,300                2,513,269

PPL                                                                                              34,900                1,437,444

Pinnacle West Capital                                                                            20,500                  890,469

Public Service Enterprise Group                                                                  52,000                2,158,000

Qwest Communications International                                                              402,700               19,581,288

Reliant Energy                                                                                   71,566                2,956,570

SBC Communications                                                                              821,898               47,413,241

Sempra Energy                                                                                    49,466                1,023,328

Southern                                                                                        157,100                4,614,813

Sprint (FON Group)                                                                              214,500                5,469,750



20

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

TXU                                                                                              63,897                2,368,183

Verizon Communications                                                                          658,856               38,090,113

WorldCom                                                                                        696,590  (a)          16,544,014

Xcel Energy                                                                                      81,810                2,091,267

                                                                                                                     237,424,156

TOTAL COMMON STOCKS

   (cost $1,837,593,023)                                                                                           3,050,211,713
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
SHORT-TERM INVESTMENTS--.7%                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--.6%

   Greenwich Capital Markets, 6.55% dated
   10/31/2000, due 11/1/2000 in the amount
   of $17,203,129 (fully collateralized by
   $17,385,000 of various U.S. Government
   Agency Obligations, value $17,545,099)                                                    17,200,000               17,200,000

U.S. TREASURY BILLS--.1%

   5.97%, 12/7/2000                                                                           4,000,000  (b)           3,975,720

TOTAL SHORT-TERM INVESTMENTS

   (cost $21,176,120)                                                                                                 21,175,720
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,858,769,143)                                                          100.0%            3,071,387,433

CASH AND RECEIVABLES (NET)                                                                          .0%                  865,729

NET ASSETS                                                                                       100.0%            3,072,253,162

(A) NON-INCOME PRODUCING.

(B) PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund 21

STATEMENT OF FINANCIAL FUTURES

October 31, 2000



                                                                   Market Value                                       Unrealized
                                                                        Covered                                     Appreciation
                                               Contracts       by Contracts ($)             Expiration         at 10/31/2000 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                                 71             25,563,550          December 2000                   944,300

SEE NOTES TO FINANCIAL STATEMENTS.


22



STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)          1,858,769,143  3,071,387,433

Cash                                                                     725,818

Receivable for shares of Common Stock subscribed                       3,794,376

Dividends and interest receivable                                      2,093,150

Receivable for futures variation margin--Note 4(b)                       644,072

                                                                   3,078,644,849
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,267,796

Payable for shares of Common Stock redeemed                           5,123,891

                                                                      6,391,687
-------------------------------------------------------------------------------

NET ASSETS ($)                                                     3,072,253,16
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,882,259,116

Accumulated undistributed investment income--net                     17,123,203

Accumulated net realized gain (loss) on investments                (40,691,747)

Accumulated net unrealized appreciation (depreciation)
  on investments (including $944,300 net unrealized
  appreciation on financial futures)--Note 4(b)                   1,213,562,590
-------------------------------------------------------------------------------

NET ASSETS ($)                                                     3,072,253,16
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)      73,240,309

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)   41.95

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 23

STATEMENT OF OPERATIONS

Year Ended October 31, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $161,111 foreign taxes withheld at source)   34,345,427

Interest                                                             3,236,460

TOTAL INCOME                                                        37,581,887

EXPENSES:

Management fee--Note 3(a)                                            7,639,264

Shareholder servicing costs--Note 3(b)                               7,639,264

Loan commitment fees--Note 2                                            25,403

Interest expense--Note 2                                                   322

TOTAL EXPENSES                                                      15,304,253

INVESTMENT INCOME--NET                                              22,277,634
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                           (22,476,288)

Net realized gain (loss) on financial futures                      (3,446,783)

NET REALIZED GAIN (LOSS)                                          (25,923,071)

Net unrealized appreciation (depreciation) on investments
  [including ($3,715,175) net unrealized (depreciation) on
  financial futures]                                               160,708,096

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             134,785,025

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               157,062,659

SEE NOTES TO FINANCIAL STATEMENTS.

24


STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended October 31,
                                            ------------------------------------

                                                     2000                 1999
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         22,277,634           22,145,437

Net realized gain (loss) on investments      (25,923,071)           25,103,352

Net unrealized appreciation (depreciation)
   on investments                            160,708,096           439,174,812

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 157,062,659           486,423,601
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (22,402,251)         (21,016,765)

Net realized gain on investments             (35,773,596)                 --

TOTAL DIVIDENDS                              (58,175,847)         (21,016,765)
-------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold               1,397,531,590       1,364,922,506

Dividends reinvested                           56,332,381          19,813,208

Cost of shares redeemed                    (1,280,525,974)       (893,875,934)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 173,337,997         490,859,780

TOTAL INCREASE (DECREASE) IN NET ASSETS       272,224,809         956,266,616
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         2,800,028,353        1,843,761,737

END OF PERIOD                               3,072,253,162        2,800,028,353

Undistributed investment income--net           17,123,203           17,247,820
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                    33,251,876          35,881,434

Shares issued for dividends reinvested          1,342,845             545,219

Shares redeemed                              (30,413,940)         (23,641,873)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   4,180,781           12,784,780

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                           Year Ended October 31,
                                                                 -------------------------------------------------------------------

                                                                 2000           1999           1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            40.55          32.76          27.73          22.06         18.38

Investment Operations:

Investment income--net                                         .31(a)         .35(a)            .34           .34            .33

Net realized and unrealized
   gain (loss) on investments                                    1.92        7.80              5.46           6.37          3.89

Total from Investment Operations                                 2.23        8.15              5.80           6.71          4.22

Distributions:

Dividends from investment income--net                           (.32)        (.36)            (.30)         (.38)          (.32)

Dividends from net realized gain
   on investments                                               (.51)           --            (.47)         (.66)          (.22)

Total Distributions                                             (.83)         (.36)           (.77)        (1.04)          (.54)

Net asset value, end of period                                  41.95         40.55          32.76         27.73          22.06
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 5.50         25.00          21.34         31.46         23.41
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .50          .50             .50           .50           .57

Ratio of net investment income
   to average net assets                                          .73          .92            1.14          1.52          1.90

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                         --           --              --           .05            --

Portfolio Turnover Rate                                          7.64         9.61            7.15          2.26          5.22
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                              3,072,253    2,800,028       1,843,762     1,279,451       591,631

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


26



NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the "fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company" ) which is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund' s investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the
direction    of    the    Board    of    Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities
transactions   are   recorded   on   the   identified   cost  basis.

                                                                    The Fund 27

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligations, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against seller.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The  fund  has  an  unused  capital  loss carryover of approximately $20,622,000
available    for    Federal    income    tax    purposes    to    be    applied

28

against future net securities profits, if any, realized subsequent to October 31, 2000. If not applied, the carryover expires in fiscal 2008.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection herewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2000 was approximately $4,900 with a related weighted average annualized interest rate of 6.53%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fees in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board members (including counsel fees) . Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 25, 2000, each Board member receives an annual fee of $25,000 and an attendance fee of $4,000 for each meeting attended and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The
chairman    of    the    Board
                                                                     The Fund 29

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

receives an additional 25% of such compensation (with the exception of reimburseable amounts) . Prior to April 25, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts) . Subject to the fund' s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to Dreyfus, were in fact paid directly by Dreyfus to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period October 31, 2000, the fund was charged $7,639,264 pursuant to the Shareholder Services Plan, of which $4,771,533 was paid to DSC.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six month period following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended October 31, 2000, redemption fees amounted to $54,998.


30

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended October 31, 2000, amounted to $450,143,014 and $228,414,788, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 2000, are set forth in the Statement of Financial Futures.

(b) At October 31, 2000, accumulated net unrealized appreciation on investments and financial futures was $1,213,562,590, consisting of $1,331,110,527, gross unrealized appreciation and $117,547,937 gross unrealized depreciation.

At October 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


                                                             The Fund 31

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Dreyfus S&P 500 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respect the financial position of Dreyfus S&P 500 Index Fund (the "Fund") (one of the series constituting Dreyfus Index Funds, Inc.), at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                     PricewaterhouseCoopers LLP

New York, New York

December 8, 2000

32


IMPORTANT TAX INFORMATION (Unaudited)

For Federal tax purposes, the fund hereby designates $.3110 per share as a long-term capital gain distribution of the $.8310 per share paid on December 22, 1999. The fund also designates 82.09% of the ordinary dividends paid during the fiscal year ended October 31, 2000 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2001 of the percentage applicable to the preparation of their 2000 income tax returns.

                                                             The Fund 33

                        For More Information

                        Dreyfus S&P 500 Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                  078AR0010



Dreyfus International

Stock Index Fund

ANNUAL REPORT October 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             7   Statement of Investments

                            29   Statement of Financial Futures

                            30   Statement of Assets and Liabilities

                            31   Statement of Operations

                            32   Statement of Changes in Net Assets

                            33   Financial Highlights

                            34   Notes to Financial Statements

                            41   Report of Independent Accountants

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus International

                                                               Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus International Stock Index Fund, covering the 12-month period from November 1, 1999 through October 31, 2000. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Susan Ellison.

The MSCI Europe, Australasia, Far East Index, a popular measure of international stock market performance, fell almost 3% over the 12-month reporting period in an investment environment marked by dramatic price fluctuations. International stocks were adversely influenced by slowing economic growth in the U.S. and Europe. Additionally, the moderating effects of the Federal Reserve Board's interest-rate hikes during 2000 to prevent domestic inflationary pressures from reemerging also affected global economies along with higher energy prices and a weak euro.

Since some global equities in general provided returns well above their historical averages during the second half of the 1990s, some investors may have developed unrealistic expectations in equities. Recent volatility has reminded investors of both the risks of investing and the importance of fundamental research and investment selection.

For more information about the economy and financial markets, including international markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a customer service
representative,    call    us    at    1-800-782-6620.

Thank you for investing in Dreyfus International Stock Index Fund.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
November 15, 2000

2




DISCUSSION OF FUND PERFORMANCE

Susan Ellison, Portfolio Manager

How did Dreyfus International Stock Index Fund perform relative to its benchmark?

For the 12-month period ended October 31, 2000, the fund produced a total return of -4.09%.(1) This compares with a -2.90% total return for the fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI
EAFE) Free Index, for the same period.(2)

We attribute the fund's relative underperformance to changes in the composition of the MSCI EAFE Free Index that occurred during the reporting period as well as the transaction costs that are associated with such Index changes.

What is the fund's investment approach?

In managing an index fund, our goal is to match the risk and return characteristics of our benchmark. The MSCI EAFE Free Index is a broadly diversified, international index composed of approximately 1,000 stocks that trade in 20 major markets outside the United States, including Great Britain, Germany, France, Japan, Hong Kong, Singapore, Australia and New Zealand. Weighted by market capitalization (the total value of all shares outstanding in a country' s stock market) , approximately 73% of the Index's total value is represented by its top five countries, which currently are Japan, Great Britain, France, Germany and Switzerland. The Index is diversified among industry groups, as those groups are represented in individual country markets.

In order to simplify management and control costs, the fund attempts to match the Index' s return, not to duplicate its composition. Our carefully created sample attempts to match index weightings at the country, industry and individual security levels. Beginning by country, the fund invests in proportion to each country' s weighting in the Index. That means if the Japanese market
comprises    25%    of    the    Index,

                                                                     The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

then approximately 25% of the fund' s assets will be invested in Japan. In addition, the fund's industry allocation also matches that of the Index, in the proper proportion. For example, if a certain percentage of the market value in the British subindex is comprised of financial services firms, that same approximate percentage of the investment in the British market will also be invested in that sector. At the individual company level, the fund invests in a carefully selected sample of the stocks that make up each country's index component. The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund's currency profile matches the currency makeup of the Index.

What other factors influenced the fund's performance?

Several events had an impact on the fund's performance during the reporting period. First, the MSCI EAFE Free Index was restructured three times during the reporting period, resulting in more than 130 companies being moved in or out of the Index. Each change in the Index composition required a rebalancing of fund holdings, which created transaction costs and ultimately decreased our return. Second, a spike in international merger and acquisition activity also created transaction costs, as acquired companies were deleted from the Index and the
fund'   s    portfolio    was    rebalanced    to    reflect    this   change.

These Index-related events occurred against a somewhat unsettled backdrop in global stock markets. In an increasingly interconnected global market, the rally in the U.S. stock market, its subsequent stumble and ongoing volatility greatly affected the equity markets abroad -- markets in which the fund invests. The most significant factor affecting international stock performance, when measured in U.S. dollar terms, was the dollar's strength. Over the reporting period, the euro lost approximately 20% of its value versus the dollar and the pound lost nearly 12%, while the yen declined by roughly 4%.


Several of the individual markets included in the Index advanced sharply, including Finland, which rose 25.3%, and Sweden, which showed an 11.1% increase. On the other hand, a number of markets performed poorly, including New Zealand
(-30.1%  ), Belgium   (-18.1%  ), Austria   (-14.5%  ) and   Ireland  (-13.7% )

What is the fund's current strategy?

Many investors have come to view international investing as a means to improve diversification and seek opportunities for growth outside the United States. We believe that an investment in an index fund such as Dreyfus International Stock Index Fund offers investors a cost-effective, well-diversified approach to obtain broad exposure to the international stock markets. To provide such exposure to our shareholders, we plan to continue to follow our strategy of remaining fully invested in such a manner that the fund mirrors the risk/return characteristics of the MSCI EAFE Free Index.

November 15, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL -- REFLECTS REINVESTMENT OF NET DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (MSCI EAFE) FREE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX REFLECTS ACTUAL INVESTABLE OPPORTUNITIES FOR GLOBAL INVESTORS FOR STOCKS THAT ARE FREE OF FOREIGN OWNERSHIP LIMITS OR LEGAL RESTRICTIONS AT THE COUNTRY LEVEL.

                                                             The Fund 4

FUND PERFORMANCE

Comparison of change in value of $10,000 investment Dreyfus International Stock Index Fund and the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm))) Free Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 10/31/00


                                                            Inception                              From
                                                              Date             1 Year            Inception
------------------------------------------------------------------------------------------------------------------------------------

FUND                                                          6/30/97          (4.09%)             4.69%


((+))  SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN DREYFUS INTERNATIONAL STOCK INDEX FUND ON 6/30/97 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE IN THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (EAFE(reg.tm) ) FREE INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (EAFE(reg.tm)) FREE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE INDEX REFLECTS ACTUAL INVESTABLE OPPORTUNITIES FOR GLOBAL INVESTORS FOR STOCKS THAT ARE FREE OF FOREIGN OWNERSHIP LIMITS OR LEGAL RESTRICTIONS AT THE SECURITY OR COUNTRY LEVEL. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.


6



STATEMENT OF INVESTMENTS

October 31, 2000



COMMON STOCKS--90.9%                                                                             Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA--2.3%

AMP                                                                                               5,963                   53,736

AMP Diversified Property Trust (Units)                                                            3,900                    4,770

Amcor                                                                                             1,500                    4,159

Aristocrat Leisure                                                                                4,150                   12,968

Australian Gas Light                                                                              2,500                   15,208

Brambles Industries                                                                               1,130                   29,290

British American Tobacco Australasia                                                                650                    4,336

Broken Hill Proprietary                                                                           9,400                   91,089

CSL                                                                                                 600                   10,670

CSR                                                                                              11,900                   24,364

Coca-Cola Amatil                                                                                  5,101                   10,380

Coles Myer                                                                                        7,178                   26,000

Commonwealth Bank of Australia                                                                    6,625                   98,560

Computershare                                                                                     3,800                   16,443

David Jones                                                                                      22,500                   15,274

Delta Gold                                                                                        4,600  (a)               2,288

FH Faulding & Co.                                                                                 3,300                   17,443

Foster's Brewing                                                                                 11,600                   26,269

General Property Trust (Units)                                                                    6,052                    7,903

Howard Smith                                                                                      1,839                    7,719

Iluka Resources                                                                                   4,328                    9,038

Leighton                                                                                          5,300                   18,377

Lend Lease                                                                                        2,501                   29,271

M.I.M.                                                                                           14,926                    8,276

National Australia Bank                                                                           8,941                  124,297

Newcrest Mining                                                                                   3,220                    6,341

News                                                                                             12,160                  127,160

Normandy Mining                                                                                  12,987                    6,259

OneSteel                                                                                          2,350                    1,120

Orica                                                                                             4,810                   14,457

PaperlinX                                                                                           500                      855

QBE Insurance                                                                                     3,563                   16,432

Rio Tinto                                                                                         1,609                   22,080

Santos                                                                                            2,200                    7,000

Sons of Gwalia                                                                                      840                    2,607

Southcorp                                                                                         1,524                    3,936

Stockland Trust (Units)                                                                           2,678                    5,204

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA (CONTINUED)

Suncorp-Metway                                                                                    3,000                   15,235

TABCORP                                                                                             800                    4,348

Telstra                                                                                          46,667                  152,255

WMC                                                                                               6,280                   24,000

Wesfarmers                                                                                        2,939                   22,432

Westfield Trust (Units)                                                                          10,654                   17,164

Westpac Banking                                                                                   8,682                   59,270

Woolworths                                                                                        7,882                   31,393

                                                                                                                       1,207,676

AUSTRIA--.2%

Austria Tabakwerke                                                                                  200                    9,154

BBAG Oesterreichische Brau-Beteiligurgs                                                             400                   14,748

Bank Austria                                                                                        705                   37,665

Bau Holding Strabag                                                                                 150                    3,801

Generali Holding Vienna                                                                              50                    7,311

Lenzing                                                                                             180                   11,443

Mayr-Melnhof Karton                                                                                 115                    4,459

Oesterreichische Elektrizitaetswirtschafts, Cl. A                                                   190                   15,294

RHI                                                                                                 350                    7,417

VA Technologie                                                                                      350                   14,151

                                                                                                                         125,443

BELGIUM--.8%

Barco                                                                                               140                   15,687

Bekaert                                                                                             240                    9,665

Colruyt                                                                                             120                    4,622

Compagnie Maritime Belge                                                                            150                    9,663

Delhaize Le Lion                                                                                    270                   12,358

Electrabel                                                                                          318                   68,769

Fortis (B)                                                                                        4,022                  123,067

Glaverbel                                                                                           125                    8,476

Groupe Bruxelles Lambert                                                                            110                   25,174

KBC Bancassurance                                                                                 1,890                   77,773

S.A. D'Ieteren                                                                                       70                   15,026

Solvay                                                                                              500                   25,428

UCB                                                                                                 625                   22,250


8
                                                                                                                         417,958


COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

DENMARK--.9%

A/S Dampskibsselskabet Svenborg, Cl. B                                                                4                   52,841

Bang & Olufsen, Cl. B                                                                               100                    4,874

Carlsberg, Cl. A                                                                                    440                   19,041

D/S 1912, Cl. B                                                                                       7                   67,209

Danisco                                                                                             467                   18,454

Danske Bank                                                                                         290                   41,942

Group 4 Falck                                                                                       120                   14,622

ISS                                                                                                 290                   17,834

NKT                                                                                                 100                   23,630

Navision Software                                                                                   100                    2,733

Novo Nordisk, Cl. B                                                                                 425                   90,025

Radiometer, Cl. B                                                                                   100                    2,414

Tele Danmark                                                                                      1,210                   57,185

Vestas Wind Systems                                                                                 700                   37,865

William Demant                                                                                      600                   28,698

                                                                                                                         479,367

FINLAND--2.3%

Finnlines                                                                                           175                    2,863

Hartwall                                                                                            500                    8,645

Kesko, Cl. B                                                                                        690                    5,761

Kone, Cl. B                                                                                         190                   11,112

Metso                                                                                             1,110                    8,467

Nokia                                                                                            24,398                1,002,761

Pohjola Group Insurance                                                                             115                    4,152

Raisio                                                                                              650                      981

Sampo Insurance                                                                                     225                    9,154

Sonera                                                                                            4,035                   88,785

Stockmann, Cl. B                                                                                    600                    6,459

TietoEnator                                                                                         350                    6,719

UPM-Kymmene                                                                                       1,390                   39,292

                                                                                                                       1,195,151

FRANCE--10.1%

Accor                                                                                             1,015                   41,037

Air Liquide                                                                                         506                   59,744

Alcatel                                                                                           5,930                  361,389

Aventis                                                                                           4,247                  306,004

                                                             The Fund 9

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FRANCE (CONTINUED)

Axa                                                                                               2,029                  267,711

BNP Paribas                                                                                       2,323                  200,048

Bouygues                                                                                          1,800                   91,541

CPR                                                                                                 200                    9,832

Canal Plus                                                                                          640                   92,490

Cap Gemini                                                                                          702                  111,955

Carrefour                                                                                         3,339                  223,864

Club Mediterranee                                                                                   150                   11,824

Coflexip                                                                                            100                   11,570

Compagnie de Saint-Gobain                                                                           451                   59,595

Compagnie Francaise d'Etudes et de Construction                                                     120                   15,338

Compagnie Generale des Etablissements Michelin, Cl. B                                               612                   17,689

Danone                                                                                              780                  108,954

Dassault Systemes                                                                                   630                   47,979

Eridania Beghin-Say                                                                                 139                   10,680

Essilor International                                                                                50                   11,993

Establissments Economiques du Casino Guichard- Perrachon                                            505                   44,045

France Telecom                                                                                    5,344                  558,645

Imerys                                                                                               80                    7,900

L'Oreal                                                                                           3,420                  260,891

LVMH                                                                                              2,570                  187,336

Lafarge                                                                                             585                   43,139

Lagardere S.C.A.                                                                                    755                   42,812

Nord-Est                                                                                            200                    4,507

PSA Peugeot Citroen                                                                                 217                   39,913

Pechiney, Cl. A                                                                                     430                   16,036

Pernod Ricard                                                                                       300                   13,731

Pinault-Printemps-Redoute                                                                           615                  109,623

Publicis                                                                                          1,010                   33,002

STMicroelectronic                                                                                 4,910                  246,883

Sagem                                                                                               180                   32,955

Sanofi-Synthelabo                                                                                 4,053                  213,070

Schneider Electric                                                                                  830                   53,994

Sidel                                                                                               147                    7,719

Simco                                                                                               120                    7,425

Societe BIC                                                                                         250                    8,656

Societe Eurafrance                                                                                   34                   20,418


10

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FRANCE (CONTINUED)

Societe Generale, Cl. A                                                                            2,170                  123,049

Sodexho Alliance                                                                                     200                   31,276

Suez Lyonnaise des Eaux                                                                            1,018                  155,081

Thomson CSF                                                                                          891                   39,951

Total Fina Elf                                                                                     3,336                  476,732

Total Fina Elf- VVPR Strips                                                                        1,008                        8

Total Fina Elf, Cl. B                                                                                358                   50,887

Unibail                                                                                               50                    6,654

Usinor                                                                                             2,565                   26,983

Valeo                                                                                                405                   17,610

Vinci                                                                                                500                   25,110

Vivendi                                                                                            2,906                  208,627

Zodiac                                                                                                80                   16,003

                                                                                                                        5,191,908

GERMANY--7.3%

AGIV                                                                                                 630                    5,895

Adidas-Salomon                                                                                       230                   10,576

Allianz                                                                                            1,186                  402,604

BASF                                                                                               3,206                  126,088

Bayer                                                                                              3,775                  163,504

Bayerische Hpyo-und Vereinsbank                                                                    2,266                  124,267

Beiersdorf                                                                                           555                   54,568

Bilfinger & Berger Bau                                                                               220                    2,322

Buderus                                                                                              390                    7,421

Continental                                                                                          600                    9,129

DaimlerChrysler                                                                                    5,016                  231,072

Deutsche Bank                                                                                      2,891                  237,690

Deutsche Lufthansa                                                                                 1,924                   37,997

Deutsche Telekom                                                                                  15,400                  574,986

Dresdner Bank                                                                                      2,610                  108,289

E.ON                                                                                              3,642                   184,909

EM.TV & Merchandising                                                                               730                    21,966

Fresenius Medical Care                                                                              500                    39,837

Gehe                                                                                                400                    14,477

HOLSTEN-BRAUEREI                                                                                    600                    10,858

Heidelberger Zement                                                                                 520                    24,770

Hochtief                                                                                            650                    13,994

                                                                                                     The Fund 11

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

GERMANY (CONTINUED)

IWKA                                                                                               500                    5,467

Kamps                                                                                              600                    9,408

KarstadtQuelle                                                                                     530                   17,408

Linde                                                                                              533                   23,266

MAN                                                                                                850                   22,406

Merck KGaA                                                                                       1,050                   40,005

Metro                                                                                            1,643                   66,149

Muenchener Rueckversicherungs-Gesellschaft                                                         940                  296,389

Preussag                                                                                           895                   29,130

RWE                                                                                              2,836                  113,940

SAP                                                                                              1,034                  169,061

SGL Carbon                                                                                         155                    9,433

Schering                                                                                           930                   51,789

Siemens                                                                                          2,935                  373,156

ThyssenKrupp                                                                                     2,450                   35,095

Volkswagen                                                                                       1,630                   81,376

WCM Beteiligungs--und Grundbesitz                                                                  880                   17,528

                                                                                                                      3,768,225

HONG KONG--2.0%

Bank of East Asia                                                                                4,650                   10,523

CLP                                                                                             11,740                   54,793

Cathay Pacific Airways                                                                          18,000                   32,658

Hang Lung Development                                                                           24,000                   21,541

Hang Seng Bank                                                                                  10,900                  128,230

Henderson Land Development                                                                       7,000                   30,157

Hong Kong & China Gas                                                                           23,795                   30,052

Hutchison Whampoa                                                                               22,800                  282,841

Hysan Development                                                                                9,000                   11,367

Johnson Electric                                                                                20,000                   39,748

Li & Fung                                                                                       16,000                   29,747

New World Development                                                                           14,708                   17,444

Pacific Century CyberWorks                                                                       85,039  (a)              65,422

Shangri-La Asia                                                                                  20,000                   19,746

Sino Land                                                                                        38,664                   17,227

South China Morning Post                                                                         18,000                   12,348

Sun Hung Kai Properties                                                                          14,384                  118,958

Swire Pacific, Cl. A                                                                             10,000                   61,674


12

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HONG KONG (CONTINUED)

Television Broadcasts                                                                             3,000                   16,425

Wharf                                                                                            11,171                   22,774

                                                                                                                       1,023,675

IRELAND--.4%

Allied Irish Banks                                                                                5,401                   54,935

CRH                                                                                               1,891                   28,658

eircom                                                                                           14,500                   40,839

Fyffes                                                                                            5,063                    3,734

Independent News & Media                                                                          4,200                   12,994

Irish Continental                                                                                   800                    4,408

Irish Life & Permanent                                                                            1,200                   12,012

Jefferson Smurfit                                                                                 8,300                   14,774

Kerry                                                                                             1,500                   18,702

Ryanair                                                                                           1,200                    9,408

                                                                                                                         200,464

ITALY--4.4%

Alitalia                                                                                          5,500  (a)               9,254

Assicurazioni Generali                                                                            6,582                  216,183

Autogrill                                                                                         1,700                   18,775

Banca di Roma                                                                                    30,000                   31,531

Banca Intesa                                                                                     29,115                  120,667

Banca Intesa (RNC)                                                                                9,712                   23,411

Banca Populare di Milano                                                                          3,200                   19,990

Benetton                                                                                         17,300                   31,380

Bulgari                                                                                           2,300                   26,942

ENI                                                                                              43,200                  232,147

Enel                                                                                             40,540                  149,130

Fiat                                                                                              2,385                   55,127

Italcementi                                                                                       1,565                   12,403

Italgas                                                                                           2,836                   11,658

La Rinascente                                                                                     3,900                   19,966

Mediaset                                                                                          6,365                   92,632

Mediobanca                                                                                        4,444                   49,080

Mondadori (Arnoldo) Editore                                                                       1,400                   16,174

Olivetti                                                                                         29,440                   90,081

Parmalat Finanziaria                                                                             14,050                   20,423

Pirelli                                                                                          12,500                   36,659

                                                                                                     The Fund 13

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ITALY (CONTINUED)

Riunione Adriatica di Sicurta                                                                     3,740                   48,755

San Paolo-IMI                                                                                     7,513                  121,311

Snia                                                                                              7,800                   16,131

Societa Assicuratrice Industriale                                                                   250                    4,217

Telecom Italia                                                                                   19,950                  232,000

Telecom Italia (RNC)                                                                              9,020                   47,974

Telecom Italia Mobile                                                                            37,411                  320,584

Telecom Italia Mobile (RNC)                                                                       4,100                   22,338

UniCredito Italiano                                                                              30,092                  153,613

                                                                                                                       2,250,536

JAPAN--22.7%

ACOM                                                                                                700                   56,608

ADVANTEST                                                                                           600                   78,194

ALPS ELECTRIC                                                                                     1,000                   19,782

AMADA                                                                                             2,000                   15,569

AOYAMA TRADING                                                                                      200                    1,630

ASAHI BREWERIES                                                                                   2,000                   19,745

ASAHI CHEMICAL INDUSTRY                                                                           7,900                   48,909

ASATSU-DK                                                                                           300                    7,995

Ajinomoto                                                                                         2,800                   31,285

Asahi Bank                                                                                       13,000                   51,195

Asahi Glass                                                                                       5,800                   59,493

BANK OF FUKUOKA                                                                                   3,000                   14,727

BRIDGESTONE                                                                                       4,400                   43,601

Bank of Tokyo-Mitsubishi                                                                         23,620                  283,163

Bank of Yokohama                                                                                  7,000                   34,298

Benesse                                                                                             500                   27,475

CANON                                                                                             4,100                  162,588

CASIO COMPUTER                                                                                    2,000                   20,148

CHUGAI PHARMACEUTICAL                                                                             1,400                   23,746

CSK                                                                                                 200                    2,729

Central Japan Railway                                                                                11                   66,993

Chuo Mitsui Trust and Banking                                                                     4,380                   13,358

Citizen Watch                                                                                     2,000                   19,617

Credit Saison                                                                                       500                   10,578

DAI NIPPON PRINTING                                                                               3,800                   59,511

DAIDO STEEL                                                                                         200                      551


14

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

DAIICHI PHARMACEUTICAL                                                                            1,000                   28,391

DAIKIN INDUSTRIES                                                                                 1,000                   19,324

DAIKYO                                                                                            2,000  (a)               3,297

DAINIPPON INK AND CHEMICALS                                                                       4,000                   12,932

DAITO TRUST CONSTRUCTION                                                                          1,100                   18,536

DENKI KAGAKU KOUGYO KABUSHIKI KAISHA                                                                600                    2,154

DENSO                                                                                             5,000                  114,021

Daiei                                                                                             4,000                    6,814

Daiwa Bank                                                                                       13,000                   26,431

Daiwa House Industry                                                                              2,400                   15,056

Daiwa Securities                                                                                  7,000                   77,507

EBARA                                                                                             1,000                   15,523

East Japan Railway                                                                                   19                  109,103

Eisai                                                                                             2,000                   61,544

FANUC                                                                                             1,200                  108,078

FUJI MACHINE MANUFACTURING                                                                          200                    5,458

FUJI SOFT ABC                                                                                       200                   13,151

FUJITSU                                                                                           9,800                  174,478

Fuji Photo Film                                                                                   2,200                   81,601

Fuji Television Network                                                                               2                   21,980

Fujikura                                                                                          3,000                   26,431

Furukawa Electric                                                                                 3,000                   78,853

Gunma Bank                                                                                        4,000                   20,332

HIROSE ELECTRIC                                                                                     200                   23,079

HONDA MOTOR                                                                                       5,400                  186,446

HOUSE FOODS                                                                                       1,220                   15,977

HOYA                                                                                                900                   74,347

Hitachi                                                                                          17,900                  191,803

Hokuriku Bank                                                                                     4,000  (a)               8,719

ITOCHU                                                                                            6,500  (a)              27,681

ITO-YOKADO                                                                                        2,000                   90,301

Isetan                                                                                            1,000                    8,490

Ishikawajima-Harima Heavy Industries                                                             11,000                   20,350

JAPAN AIRLINES                                                                                    9,600                   38,421

JAPAN ENERGY                                                                                        600                      797

JAPAN TOBACCO                                                                                        11                   75,556

JUSCO                                                                                             2,000                   37,549

                                                                                                     The Fund 15

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Joyo Bank                                                                                         4,462                   15,242

KADOKAWA SHOTEN PUBLISHING                                                                          200                    6,557

KAJIMA                                                                                            7,800                   20,288

KANDENKO                                                                                            105                      514

KANEKA                                                                                            3,000                   29,124

KINDEN                                                                                            3,000                   19,645

KIRIN BREWERY                                                                                     6,000                   62,533

KOKUYO                                                                                            1,000                   15,386

KOMATSU                                                                                           4,600                   20,390

KONAMI                                                                                              600                   50,554

KONICA                                                                                            2,000                   15,441

KUBOTA                                                                                            9,000                   30,250

KYOCERA                                                                                           1,000                  130,049

KYOWA HAKKO KOGYO                                                                                 2,000                   15,990

Kamigumi                                                                                            400                    1,832

Kansai Electric Power                                                                             5,899                   96,543

Kao                                                                                               3,000                   89,843

Kawasaki Heavy Industries                                                                        15,000  (a)              15,523

Kawasaki Steel                                                                                   19,600                   19,207

Kinki Nippon Railway                                                                              7,995                   34,634

Kuraray                                                                                           2,000                   18,775

Kurita Water Industries                                                                           1,000                   16,256

MAEDA ROAD CONSTRUCTION                                                                             200                      852

MARUHA                                                                                              400                      451

MARUI                                                                                             2,000                   29,490

MEITEC                                                                                              500                   20,973

MINEBEA                                                                                           2,000                   19,965

MITSUBISHI GAS CHEMICAL                                                                           5,000                   15,750

MITSUBISHI MATERIALS                                                                              4,000                   11,759

MITSUI & CO                                                                                       8,400                   55,774

MURATA MANUFACTURING                                                                              1,200                  143,530

MYCAL                                                                                             1,000                    2,308

Marubeni                                                                                          9,000  (a)              21,018

Matsushita Electric Industrial                                                                   10,400                  301,932

Meiji Seika Kaisha                                                                                2,000                   11,631

Mitsubishi                                                                                        7,000                   57,698

Mitsubishi Chemical                                                                               9,200                   29,067



16

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Mitsubishi Electric                                                                              10,000                   71,801

Mitsubishi Estate                                                                                 6,000                   63,742

Mitsubishi Heavy Industries                                                                      20,700                   80,381

Mitsubishi Rayon                                                                                  4,000                   14,301

Mitsubishi Trust & Banking                                                                        7,200                   58,357

Mitsui Fudosan                                                                                    4,000                   48,429

Mitsui Marine & Fire Insurance                                                                    5,600                   28,413

Mitsui Mining & Smelting                                                                          3,000                   25,277

Mitsukoshi                                                                                        3,000  (a)              10,688

Mizuho                                                                                               53                  408,013

NAMCO                                                                                               200                    5,165

NEC                                                                                               8,800                  168,341

NGK INSULATORS                                                                                    3,000                   39,701

NGK SPARK PLUG                                                                                    2,000                   30,754

NIDEC                                                                                               300                   18,381

NIKON                                                                                             1,600                   23,240

NIPON MEAT PACKERS                                                                                1,000                   12,675

NIPPON MITSUBISHI OIL                                                                             6,800                   36,556

NIPPON STEEL                                                                                     37,100                   60,140

NIPPON TELEGRAPH AND TELEPHONE                                                                       69                  627,832

NISSAN MOTOR                                                                                     20,000  (a)             137,192

NISSHIN FLOUR MILLING                                                                             2,000                   19,269

NITTO DENKO                                                                                       1,000                   33,794

NSK                                                                                               3,000                   21,595

NTN                                                                                               4,000                   11,356

Nintendo                                                                                            700                  115,716

Nippon COMSYS                                                                                     1,000                   19,233

Nippon Express                                                                                    5,000                   29,994

Nippon Light Metal                                                                                  400                      315

Nippon Paper Industries                                                                           6,000                   34,179

Nippon Sheet Glass                                                                                2,000                   30,406

Nippon Yusen Kabushiki Kaisha                                                                     6,800                   31,886

Nissin Food Products                                                                                700                   18,367

Nomura Securities                                                                                10,000                  212,016

OBAYASHI                                                                                          6,000                   24,837

OJI PAPER                                                                                         5,000                   29,078

OLYMPUS OPTICAL                                                                                   1,000                   13,811

                                                                                                     The Fund 17

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

OMRON                                                                                             2,000                   49,272

ONWARD KASHIYAMA                                                                                  1,000                    7,418

ORIENTAL LAND                                                                                       500                   30,223

ORIX                                                                                                440                   46,140

OSAKA GAS                                                                                         9,000                   22,172

Orient                                                                                            2,000  (a)               3,205

PIONEER                                                                                           1,000                   30,955

Promise                                                                                             700                   52,505

ROHM                                                                                                700                  176,362

SANKYO                                                                                            2,000                   44,052

SANYO ELECTRIC                                                                                   10,000                   76,014

SECOM                                                                                             1,500                  107,280

SEGA                                                                                                300  (a)               2,129

SHIMAMURA                                                                                           200                   15,166

SHIMANO                                                                                             800                   16,082

SHIMIZU                                                                                           3,000                    8,188

SHIZUOKA BANK                                                                                     4,400                   39,934

SHOWA SHELL SEKIYU                                                                                4,000                   20,112

SKYLARK                                                                                           1,000                   35,260

SMC                                                                                                 400                   56,562

SOFTBANK                                                                                          1,800                  107,977

SONY                                                                                              4,780                  382,227

SUMITOMO                                                                                          5,000                   43,960

SUMITOMO CHEMICAL                                                                                 7,000                   34,490

Sakura Bank                                                                                      21,600                  157,267

Sanrio                                                                                              600                    8,792

Sanwa Shutter                                                                                       200                      474

Seino Transportation                                                                              1,000                    4,634

Sekisui Chemical                                                                                  1,000                    2,885

Sekisui House                                                                                     3,000                   31,706

77 Bank                                                                                           1,000                    7,400

Sharp                                                                                             6,000                   76,381

Shin-Etsu Chemical                                                                                2,000                   82,059

Shionogi & Co.                                                                                    2,000                   39,015

Shiseido                                                                                          2,000                   25,827

Showa Denko                                                                                      10,000  (a)              11,906

Snow Brand Milk Products                                                                            500                    1,813


18

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Sumitomo Bank                                                                                    16,307                  197,766

Sumitomo Electric Industries                                                                      3,800                   70,125

Sumitomo Marine & Fire Insurance                                                                  4,000                   24,398

Sumitomo Metal Industries                                                                        19,000                   10,441

Sumitomo Metal Mining                                                                             3,000                   15,468

Sumitomo Osaka Cement                                                                             4,000                   17,034

TAIHEIYO CEMENT                                                                                   4,000                    6,228

TAISHO PHARMACEUTICAL                                                                             2,000                   57,514

TAKARA SHUZO                                                                                      1,000                   16,842

TAKEFUJI                                                                                            800                   79,128

TEIJIN                                                                                            3,000                   13,573

TERUMO                                                                                            1,000                   28,299

TOHO                                                                                                100                   14,406

TOKYO BROADCASTING SYSTEM                                                                         1,000                   39,106

TOKYO DOME                                                                                        1,000  (a)               4,195

TOKYO GAS                                                                                        25,000                   65,253

TOKYU                                                                                             4,820                   24,897

TOPPAN PRINTING                                                                                   4,000                   35,315

TORAY INDUSTRIES                                                                                  7,000                   27,246

TOSHIBA                                                                                          17,000                  121,784

TOSOH                                                                                             3,000                    9,122

TOSTEM                                                                                            1,000                   14,562

TOTO                                                                                              4,000                   30,332

TOYO SEIKAN KAISHA                                                                                1,000                   16,943

TOYOBO                                                                                              200                      333

TRANS COSMOS                                                                                        100                    7,226

Taiyo Yuden                                                                                       1,100                   42,009

Takashimaya                                                                                       1,000                    7,299

Takeda Chemical Industries                                                                        5,000                  329,243

Tohoku Electric Power                                                                             2,100                   28,272

Tokai Bank                                                                                       12,800                   68,401

Tokio Marine & Fire Insurance                                                                     7,800                   86,151

Tokyo Electric Power                                                                              6,772                  164,258

Tokyo Electron                                                                                    1,000                   78,212

Toyota Motor                                                                                     19,414                  775,272

UNI-CHARM                                                                                           300                   12,831

UNY                                                                                               1,000                   12,254

                                                                                                     The Fund 19

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)

Ube Industries                                                                                      600                    1,209

WACOAL                                                                                            2,000                   17,053

WORLD                                                                                               300                   11,155

YAKULT HONSHA                                                                                     1,000                   11,393

YAMAHA                                                                                            1,000                    8,609

YAMATO TRANSPORT                                                                                  2,400                   48,466

YAMAZAKI BAKING                                                                                   1,000                    7,491

YOKOGAWA ELECTRIC                                                                                 2,900                   22,734

Yamanouchi Pharmaceutical                                                                         2,000                   90,484

                                                                                                                      11,704,180

NETHERLANDS--5.2%

ABN AMRO                                                                                          8,408                  194,557

ASM Lithography                                                                                   2,380                   64,977

Aegon                                                                                             7,686                  305,179

Akzo Nobel                                                                                        1,662                   75,577

Buhrmann                                                                                            506                   13,810

Elsevier                                                                                          3,650                   46,561

Getronics                                                                                         1,809                   20,316

Hagemeyer                                                                                           415                    9,796

Heineken                                                                                          1,862                  101,007

IHC Caland                                                                                          196                    8,639

ING Groep                                                                                         4,837                  331,759

KLM Royal Dutch Airlines                                                                            288  (a)               5,248

Koninklijke Ahold                                                                                 4,004                  116,170

Koninklijke (Royal) KPN                                                                           5,834                  118,818

Koninklijke (Royal) Philips Electronics                                                           6,664                  261,578

Koninklijke Vopak                                                                                   578                   11,023

Nedlloyd                                                                                            502                    9,318

Oce                                                                                               1,000                   14,876

Royal Dutch Petroleum                                                                            11,691                  692,870

Stork                                                                                               443                    4,957

TNT Post                                                                                          2,808                   59,406

Unilever                                                                                          3,171                  158,845

Vedior                                                                                              722                   10,740

Wolters Kluwer                                                                                    1,715                   38,550

                                                                                                                       2,674,577


20

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

NEW ZEALAND--.1%

Carter Holt Harvey                                                                               15,900                   10,539

Fisher & Paykel Industries                                                                        7,650                   21,861

Fletcher Challenger Energy                                                                        5,200                   17,027

Telecom Corporation of New Zealand                                                                6,128                   13,572

                                                                                                                          62,999

NORWAY--.4%

Christiania Bank Og Kreditkasse                                                                   3,100                   16,133

Den Norske Bank                                                                                   5,900                   25,565

Kvaerner                                                                                            634                    6,237

Leif Hoegh & Co.                                                                                  1,450                   13,564

Norsk Hydro                                                                                       1,450                   57,529

Norske Skogindustrier                                                                               500                   18,010

Orkla                                                                                             1,414                   25,466

Petroleum Geo-Services                                                                              400                    5,505

SAS Norge Cl. B                                                                                   1,030                    8,749

Schibsted                                                                                           460                    6,974

Storebrand                                                                                          800                    5,591

Tomra Systems                                                                                       625                   25,066

                                                                                                                         214,389

PORTUGAL--.5%

BPI-SGPS                                                                                          3,620                   11,752

Banco Comercial Portugues                                                                        11,345                   56,638

Banco Espirito Santo                                                                                646                    9,801

Brisa-Auto Estradas de Portugal                                                                   1,000                    7,722

CIMPOR-Cimentos de Portugal                                                                         889                   19,818

Electricidade de Portugal                                                                        15,400                   41,770

Jeronimo Martins                                                                                    533                    5,132

Portugal Telecom                                                                                  5,695                   50,684

Sonae SGPS                                                                                       18,560                   22,496

Sonae SGPS (Bonus Shs)                                                                            9,000                   10,527

                                                                                                                         236,340

SINGAPORE--1.0%

Chartered Semiconductor Manufacturing                                                             6,000                   25,976

City Developments                                                                                 5,000                   23,070

Creative Technology                                                                                 500                    8,117

Cycle & Carriage                                                                                  4,000                    7,292

                                                             The Fund 21

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

SINGAPORE (CONTINUED)

DBS                                                                                               8,059                   94,932

DBS Land                                                                                         11,000                   16,730

First Capital                                                                                     9,000                    7,280

Fraser & Neave                                                                                    3,000                   10,424

Keppel                                                                                            3,500                    6,978

Oversea-Chinese Banking                                                                           7,143                   45,572

SembCorp Industries                                                                               8,037                    7,737

Singapore Airlines                                                                                7,000                   70,179

Singapore Press                                                                                   1,900                   27,166

Singapore Technology Engineering                                                                 15,000                   24,181

Singapore Telecommunications                                                                     38,900                   64,483

United Overseas Bank                                                                              6,112                   45,261

Venture Manufacturing                                                                             1,000                    9,684

                                                                                                                         495,062

SPAIN--2.8%

ACS                                                                                                 350                    7,651

Acerinox                                                                                            370                   10,283

Altadis                                                                                           2,070                   30,967

Autopistas, Concesionaria Espanola                                                                  729                    5,536

Azucarera Ebro Agricolas                                                                          1,300                   15,812

Banco Bilbao Vizcaya Argentaria                                                                  16,448                  218,879

Banco Santander Cental Hispano                                                                   24,001                  232,309

Corporacion Financiera Alba                                                                         410                   10,425

Corporacion Mapfre                                                                                  900                   15,829

Empresa Nacional de Electricidad                                                                  5,943                   96,716

Fomento de Construcciones y Contratas                                                             1,231                   22,590

Gas Natural SDG                                                                                   2,260                   38,695

Grupo Dragados                                                                                    2,040                   19,798

Iberdrola                                                                                         4,700                   57,405

Portland Valderrivas                                                                                200                    3,475

Puleva                                                                                           10,000                   14,833

Repsol-YPF                                                                                        6,200                   98,376

Sociedad General de Aguas de Barcelona                                                            1,860  (a)              22,860

Sol Melia                                                                                         1,000                    9,137

Telefonica                                                                                       23,189  (a)             441,836

TelePizza                                                                                         1,650                    6,307


22

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

SPAIN (CONTINUED)

Union Electrica Fenosa                                                                            1,650                   30,474

Uralita                                                                                           1,090                    5,710

Vallehermoso                                                                                      2,870                   16,226

Zardoya Otis                                                                                      2,300                   17,448

Zardoya Otis (Bonus)                                                                              2,300                    1,677

                                                                                                                       1,451,254

SWEDEN--2.8%

AssiDoman                                                                                         1,100                   18,608

AssiDoman (Rights)                                                                                1,100                      346

Atlas Copco, Cl. A                                                                                  600                   12,695

Atlas Copco, Cl. B                                                                                  500                   10,304

Drott, Cl. B                                                                                        600                    7,036

Electrolux, Cl. B                                                                                 2,700                   33,952

Esselte, Cl. B                                                                                    1,845                    9,483

ForeningsSparbanken                                                                               3,575                   51,159

Gambro, Cl. A                                                                                     2,332                   18,270

Hennes & Mauritz, Cl. B                                                                           5,100                   95,114

NetCom, Cl. B                                                                                       950  (a)              44,466

Nordic Baltic                                                                                    16,852                  126,138

OM Gruppen                                                                                          550                   19,596

SAPA                                                                                                500                    6,986

SKF, Cl. A                                                                                          500                    6,811

SSAB Svenskt Stal, Cl. A                                                                            400                    3,233

SSAB Svenskt Stal, Cl. B                                                                            400                    3,154

Sandvik                                                                                           1,600                   35,209

Securitas, Cl. B                                                                                  1,820                   38,689

Skandia Forsakrings                                                                               5,590                   94,561

Skandinaviska Enskilda Banken, Cl. A                                                              3,620                   42,631

Skanska, Cl. B                                                                                      600                   23,713

Svenska Cellulosa, Cl. B                                                                          1,583                   32,387

Svenska Handelsbanken, Cl. A                                                                      4,100                   64,241

Swedish Match                                                                                     3,700                   12,666

Telefonaktiebolaget LM Ericsson, Cl. B                                                           40,360                  535,718

Telia                                                                                             8,200                   50,738

Trelleborg                                                                                        2,600                   14,531

Volvo, Cl. A                                                                                      1,080                   16,168

                                                                                                     The Fund 23

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

SWEDEN (CONTINUED)

Volvo, Cl. B                                                                                      1,125                   17,290

WM-Data, Cl. B                                                                                    1,675                    5,817

                                                                                                                       1,451,710

SWITZERLAND--5.7%

ABB                                                                                               1,719                  152,722

Adecco                                                                                               93                   64,289

Credit Suisse                                                                                     1,430                  268,011

Georg Fischer                                                                                        25                    6,785

Givaudan                                                                                             43                   10,307

Holderbank Financiere Glarus                                                                         57                   16,769

Holderbank Financiere Glarus, Cl. B                                                                  49                   51,315

Jelmoli                                                                                              25                    6,396

Kuoni Reisen                                                                                         30                   12,847

Lonza                                                                                                28                   13,423

Moevenpick                                                                                           15                    6,916

Nestle                                                                                              213                  441,296

Novartis                                                                                            383                  580,859

Roche Holding AG-Genusss                                                                             36                  328,747

Roche Holding (Bearer)                                                                                9                   97,228

SAirGroup                                                                                            60                    8,108

SGS Societe Generale de Surveillance                                                                  7                    8,565

Schindler (Part. Cert)                                                                                5                    7,594

Schindler (Reg'd)                                                                                     5                    7,299

Sulzer                                                                                               20                   12,914

Swatch (Bearer)                                                                                      13                   17,207

Swatch (Reg'd)                                                                                      112                   30,459

Swiss Re                                                                                             76                  149,836

Swisscom                                                                                            410                  104,090

UBS                                                                                               2,358                  326,181

Valora                                                                                               39                    7,927

Zurich Financial Services                                                                           448                  217,172

                                                                                                                       2,955,262

UNITED KINGDOM--19.0%

AMEC                                                                                                723                    3,060

ARM                                                                                               4,650  (a)              45,915

AWG                                                                                               2,569  (a)              22,233

AWG (Red Shs)                                                                                   796,390                    1,156



24

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Abbey National                                                                                    7,191                   99,304

Airtours                                                                                          3,090                    8,750

Amvescap                                                                                          4,000                   89,449

AstraZeneca                                                                                       9,099                  426,505

BAA                                                                                               5,951                   49,515

BAE SYSTEMS                                                                                      14,581                   82,893

BBA                                                                                               2,581                   14,186

BG                                                                                               17,653                   70,750

BOC                                                                                               3,173                   43,772

BP Amoco                                                                                        115,513                  980,419

Barclays                                                                                          7,595                  217,486

Barratt Developments                                                                              2,000                    8,291

Bass                                                                                              3,753                   36,758

Berkeley                                                                                            500                    4,665

Blue Circle Industries                                                                            4,531                   27,700

Boots                                                                                             6,113                   48,822

British Airways                                                                                   5,850                   26,164

British America Tobacco                                                                          10,649                   74,688

British Land                                                                                      2,700                   16,153

British Sky Broadcasting                                                                          9,306  (a)             134,457

British Telecommunications                                                                       32,783                  384,642

Bunzl                                                                                             1,523                    8,725

CGNU                                                                                             11,497                  153,926

Cadbury Schweppes                                                                                10,476                   64,804

Canary Wharf Finance                                                                              2,500  (a)              19,531

Capita                                                                                            3,000                   22,871

Carlton Communications                                                                            2,378                   19,165

Celltech                                                                                          1,220  (a)              24,270

Centrica                                                                                         21,265                   73,183

Corus                                                                                            13,280                   11,956

De La Rue                                                                                           850                    4,271

Diageo                                                                                           17,791                  168,052

Dixons                                                                                            8,253                   24,568

EMI                                                                                               3,700                   27,723

Electrocomponents                                                                                 1,300                   12,988

Exel                                                                                              1,660                   28,420

FKI                                                                                               3,110                    8,050

                                                                                                     The Fund 25

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

GKN                                                                                               3,850                   44,166

Glaxo Wellcome                                                                                   18,565                  534,851

Granada Compass                                                                                  11,320  (a)              97,640

Great Portland Estates                                                                            3,000                   11,305

Great Universal Stores                                                                            4,560                   31,519

HSBC                                                                                             47,501                  677,346

Halifax                                                                                          13,525                  106,447

Hammerson                                                                                         3,200                   19,144

Hanson                                                                                            3,577                   18,881

Hays                                                                                              9,570                   52,286

Hepworth                                                                                          1,500                    4,846

Hilton                                                                                            6,299                   17,516

Imperial Chemical Industries                                                                      3,842                   23,543

International Power                                                                               6,403                   25,848

Invensys                                                                                         18,527                   44,256

Johnson Matthey                                                                                   1,280                   19,981

Kingfisher                                                                                        7,501                   44,876

LASMO                                                                                             6,000  (a)              12,764

Land Securities                                                                                   3,509                   36,177

Lattice                                                                                          17,653                   37,682

Legal & General                                                                                  28,440                   70,826

Lloyds TSB                                                                                       28,574                  291,276

Logica                                                                                            2,557                   75,708

London Bridge Software                                                                              900                    8,338

Marconi                                                                                          13,961                  176,373

Marks & Spencer                                                                                  13,845                   38,600

Misys                                                                                             3,071                   32,018

National Grid                                                                                     7,435                   64,508

Nycomed Amersham                                                                                  2,590                   23,205

P & O Princess Cruises                                                                            3,073  (a)              12,082

Pearson                                                                                           5,463                  146,634

Peninsular and Oriental Steam Navigation                                                          3,073                   12,673

Pilkington                                                                                        4,039                    5,762

Provident Financial                                                                               1,800                   22,975

Prudential                                                                                        9,070                  122,091

Psion                                                                                             2,540                   15,380

RMC                                                                                               1,500                   13,330

26

COMMON STOCKS (CONTINUED)                                                                        Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

Railtrack                                                                                         2,713                   41,996

Rank                                                                                              2,061                    5,118

Reed International                                                                                6,090                   56,332

Rentokil Initial                                                                                 11,600                   26,783

Reuters                                                                                           8,043                  156,853

Rexam                                                                                             4,000                   13,534

Rio Tinto                                                                                         5,429                   87,900

Rolls-Royce                                                                                          60                      156

Royal Bank Of Scotland                                                                           13,464                  302,455

SEMA                                                                                              2,970                   37,521

SSL International                                                                                 1,900                   22,003

Sage                                                                                              6,725                   49,120

Sainsbury (J.)                                                                                   11,750                   66,073

Schroders                                                                                         1,915                   34,676

ScottishPower                                                                                     8,837                   66,407

Slough Estates                                                                                    1,200                    6,430

Smith & Nephew                                                                                    4,499                   18,488

SmithKline Beecham                                                                               28,930                  373,882

Smiths Industries                                                                                 1,650                   17,682

Stagecoach                                                                                        3,826                    3,833

TI                                                                                                2,000                   10,804

Tate & Lyle                                                                                       2,500                    8,005

Tesco                                                                                            37,337                  142,958

Thames Water                                                                                      1,619                   28,399

3i                                                                                                2,713                   61,654

Unilever                                                                                         16,833                  113,966

Uniq                                                                                              1,584                    4,715

United Utilities                                                                                  3,390                   34,114

Vodafone                                                                                        315,988                1,315,741

WPP                                                                                               5,230                   70,249

Williams                                                                                          4,150                   19,887

Wimpey (George)                                                                                   4,000                    8,713

Wolseley                                                                                          2,411                   13,339

                                                                                                                       9,802,875

TOTAL COMMON STOCKS

   (cost $43,538,891)                                                                                                 46,909,051

                                                                                                     The Fund 27

STATEMENT OF INVESTMENTS (CONTINUED)

PREFERRED STOCKS--.5%                                                                            Shares                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA--.2%

News                                                                                             11,330                  101,572

GERMANY--.3%

MAN                                                                                                 250                    5,106

Metro                                                                                               185                    4,868

RWE                                                                                                 214                    6,711

SAP                                                                                                 693                  140,093

Volkswagen                                                                                          990                   27,769

                                                                                                                         184,547

TOTAL PREFERRED STOCK

  (cost $241,960)                                                                                                        286,119
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS--9.0%                                                                 Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

   5.92%, 11/2/2000                                                                             101,000                  100,983

   6.12%, 11/9/2000                                                                             232,000                  231,691

   6.23%, 11/16/2000                                                                            101,000                  100,750

   6.135%, 11/30/2000                                                                           202,000                  201,038

   6.02%, 12/07/2000                                                                            100,000                   99,393

   5.94%, 12/14/2000                                                                            300,000  (b)             297,831

   5.95%, 12/21/2000                                                                          1,618,000                1,603,745

   6.065%, 1/11/2001                                                                          1,014,000                1,001,741

   6.065%, 1/18/2001                                                                          1,015,000                1,001,470

TOTAL SHORT-TERM INVESTMENTS

  (cost $4,639,431)                                                                                                    4,638,642
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $48,420,282)                                                             100.4%               51,833,812

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (.4%)                (215,085)

NET ASSETS                                                                                       100.0%               51,618,727

(A)  NON-INCOME PRODUCING.

(B)  HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL
     FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.



28


STATEMENT OF FINANCIAL FUTURES

October 31, 2000



                                                                                                                       Unrealized
                                                              Market Value                                           Appreciation
                                                                Covered by                                         (Depreciation)
                                         Contracts           Contracts ($)                  Expiration           at 10/31/2000 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG:

CAC 40                                            7                396,327               December 2000                      9,471

DAX 30                                            2                304,458               December 2000                      9,122

DJ Euro Stoxx 50                                 36              1,550,025               December 2000                     26,940

Financial Times 100                               7                649,395               December 2000                     (4,070)

Nikkei 300                                       54              1,386,056               December 2000                    (66,085)

                                                                                                                          (24,622)

SEE NOTES TO FINANCIAL STATEMENTS.



                                                             The Fund 29

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000

                                                             Cost         Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  48,420,282  51,833,812

Cash                                                                    202,170

Cash denominated in foreign currencies                      144,858     141,296

Receivable for shares of Common Stock subscribed                        246,618

Dividends receivable                                                    100,915

Receivable for futures variation margin--Note 4(a)                       33,144

Receivable for investment securities sold                                 7,476

                                                                     52,565,431
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            25,060

Payable for investment securities purchased                             774,928

Payable for shares of Common Stock redeemed                              16,561

Net unrealized (depreciation) on forward currency

   exchange contracts--Note 4(a)                                        130,155

                                                                        946,704
-------------------------------------------------------------------------------

NET ASSETS ($)                                                       51,618,727
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      48,813,477

Accumulated undistributed investment income-net                          90,771

Accumulated net realized gain (loss) on investments                    (532,613)

Accumulated net unrealized appreciation (depreciation)

  on investments and foreign currency transactions

  [including ($24,622) net unrealized (depreciation) on

   financial futures]                                                 3,247,092
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       51,618,727
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)       3,640,443

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)
                                                                          14.18

SEE NOTES TO FINANCIAL STATEMENTS.

30


STATEMENT OF OPERATIONS

Year Ended October 31, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $88,538 foreign taxes withheld at source)       658,401

Interest                                                               183,122

TOTAL INCOME                                                           841,523

EXPENSES:

Management fee--Note 3(a)                                              162,801

Shareholder servicing costs--Note 3(b)                                 116,286

Loan commitment fees--Note 2                                               260

TOTAL EXPENSES                                                         279,347

INVESTMENT INCOME--NET                                                 562,176
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments and foreign currency transactions
                                                                       (78,221)

Net realized gain (loss) on forward currency exchange contracts       (610,793)

Net realized gain (loss) on financial futures                           38,272

NET REALIZED GAIN (LOSS)                                              (650,742)

Net unrealized appreciation (depreciation) on investments

  and foreign currency transactions [including ($66,323)

   net unrealized (depreciation) on financial futures]              (2,849,580)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (3,500,322)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (2,938,146)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 31

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended October 31,
                                             -----------------------------------

                                                     2000                1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            562,176              402,537

Net realized gain (loss) on investments          (650,742)              53,471

Net unrealized appreciation (depreciation)
   on investments                              (2,849,580)           5,855,033

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   (2,938,146)           6,311,041
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                           (454,249)            (187,311)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  62,883,231            16,784,134

Dividends reinvested                              421,080               172,143

Cost of shares redeemed                       (45,797,465)          (10,462,407)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             17,506,846             6,493,870

TOTAL INCREASE (DECREASE) IN NET ASSETS        14,114,451            12,617,600
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            37,504,276           24,886,676

END OF PERIOD                                  51,618,727           37,504,276

Undistributed investment income--net               90,771              397,746
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     4,018,544            1,206,253

Shares issued for dividends reinvested             26,138               13,031

Shares redeemed                                (2,913,562)            (740,920)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,131,120              478,364

SEE NOTES TO FINANCIAL STATEMENTS.


32


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.




                                                                                           Year Ended October 31,
                                                                     -----------------------------------------------------------

                                                                     2000             1999             1998          1997(a)
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                14.95            12.25            11.27            12.50

Investment Operations:

         Investment income--net                                       .19(b)           .17(b)           .12              .07

Net realized and unrealized
   gain (loss) on investments                                        (.78)            2.62              .96            (1.30)

Total from Investment Operations                                     (.59)            2.79             1.08            (1.23)

Distributions:

Dividends from investment income--net                                (.18)           (.09)             (.10)              --

Net asset value, end of period                                      14.18           14.95             12.25            11.27
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                    (4.09)          22.87              9.68            (9.84)(c)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                               .60             .60               .60              .20(c)

Ratio of net investment income

   to average net assets                                             1.21            1.27              1.32              .32(c)

Portfolio Turnover Rate                                             15.32            9.01             22.62              .16(c)
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                              51,619          37,504            24,887            9,246

(A) FROM JUNE 30, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund 33

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus International Stock Index Fund (the "fund" ) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index. The Dreyfus Corporation ("Dreyfus") serves as the fund' s investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.


34

(B) FOREIGN CURRENCY TRANSACTIONS: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(E) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

                                                             The Fund 35

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During the period ended October 31, 2000, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income net by $414,902 and increased accumulated net realized gain (loss) on investment by $374,962 and increased paid-in capital by $39,940. Net assets were not affected by this reclassification.

The fund has an unused capital loss carryover of approximately $253,000 available for Federal income tax purposes, to be applied against future net securities profits, if any, realized subsequent to October 31, 2000. A portion of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund's merger with Dreyfus International Equity Allocation Fund. If not applied, $27,000 of the carryover expires in fiscal 2002, $58,000 expires in fiscal 2005 and $168,000 expires in fiscal 2006.

NOTE 2--Bank Line Of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to an Investment Management Agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .35 of 1% of the value of the fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, commitment fees, interest,
Shareholder    Services    Plan    fees,    fees    and    expenses    of


36

non-interested Board members (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Board member (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group").
Effective April 25, 2000, each Board member receives an annual fee of $25,000 and an attendance fee of $4,000 for each meeting attended and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Prior to April 25, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts) . Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to Dreyfus were in fact paid directly by Dreyfus to the non-interested Board members.

(B) Under the Shareholder Services Plan, the fund pays the distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents.

                                                                     The Fund 37

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During the period ended October 31, 2000, the fund was charged $116,286 pursuant to the Shareholder Services Plan of which $75,934 was paid to DSC.

(C) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund' s Exchange privilege. During the period ended October 31, 2000, redemption fees retained by the fund amounted to $699.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended October 31, 2000, amounted to $21,627,120 and $6,569,018, respectively.

The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the
unrealized    gain    on    each

38

open contract. The following summarizes open forward currency exchange contracts
at    October    31,    2000:



                                                       FOREIGN                                                          UNREALIZED
FORWARD CURRENCY                                      CURRENCY                                                        APPRECIATION
EXCHANGE CONTRACTS                                     AMOUNTS             COST ($)              VALUE ($)       (DEPRECIATION) ($)
-----------------------------------------------------------------------------------------------------------------------------------

PURCHASES:

Australian Dollar,
   expiring 11/3/00                                     88,622               45,376                45,376                    --

British Pounds,
   expiring 11/7/00                                     43,678               63,414                63,414                    --

British Pounds,
   expiring 12/21/00                                   393,240              574,533               571,592                 (2,941)

Danish Krone,
   expiring 11/3/00                                    170,170               19,387                19,387                    --

Euro,
   expiring 11/2/00                                     19,580               16,601                16,601                    --

Euro,
   expiring 11/3/00                                    132,384              112,247               112,247                    --

Euro,
   expiring 11/3/00                                     37,167               31,514                31,514                    --

Euro,
   expiring 11/3/00                                     83,757               71,016                71,016                    --

Euro,
   expiring 11/6/00                                     18,619               15,789                15,789                    --

Euro,
   expiring 11/6/00                                     40,951               34,727                34,727                    --

Euro,
   expiring 11/7/00                                     18,572               15,750                15,750                    --

Euro,
   expiring 11/15/00                                    53,467               45,361                45,361                    --

Euro,
   expiring 12/21/00                                 3,941,442            3,451,938            33,347,732                (104,206)

Japanese Yen,
   expiring 11/6/00                                 22,188,166              203,425               203,425                    --

Japanese Yen,
   expiring 12/21/00                               162,485,000            1,524,055             1,501,047                 (23,008)

Singapore Dollar,
   expiring 11/3/00                                     20,531               11,688                11,688                    --

Swedish Krona,
   expiring 11/3/00                                    306,406               30,601                30,601                    --

Swiss Francs,
   expiring 11/3/00                                    104,052               57,877                57,877                    --

   TOTAL                                                                                                                 (130,155)



                                                                  The Fund 39

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 2000, are set forth in the Statement of Financial Futures.

(B) At October 31, 2000, accumulated net unrealized appreciation on investments, forward currency exchange contracts and financial futures was $3,258,753, consisting of $7,859,266 gross unrealized appreciation and $4,600,513 gross unrealized depreciation.

At October 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


40

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Dreyfus International Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects the financial position of Dreyfus International Stock Index Fund (the "Fund" ) (one of the series constituting Dreyfus Index Funds, Inc.) , at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements" ) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                PricewaterhouseCoopers LLP

New York, New York

December 8, 2000

                                                             The Fund 41


                        For More Information

                        Dreyfus International
                        Stock Index Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &

                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                  079AR0010